Exhibit 99.6 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
197	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	AZ	Investment	PurXX	NA
Dropped	XX	XX	D	B	D	B	C	A	A	A	Closed	FCRE1193	2026-04-28 17:01	2026-05-11 17:42	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 46.47% is less than or equal to Guideline DTI of 50% - Received lender xpl deposits previously excluded for b1 possibly paying himself were determined deposits were usable income. Recalculated S8 Acq income with tool XX, without manual adjustments, resulted in QI $37,857.00 matches the lender revised income calc. Missing income docs condition is resolved: revised DTI is within gl - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-05/XX/2026
Counter-Lender confirm ownership % and expense factor for businesses and recalculated income for XX, however previously excluded deposit are now included. Please provide supporting documentation to include each one of the previously excluded deposits.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. A new income calculation worksheet for both businesses has been provided to support the total income used for qualification Please see attached.  - Seller-05/XX/2026
Counter-Received income calc for XX,  Lender $37,857.70 and audit $36,121.24 is not significant to the DTI issue, DTI over 50% is driven by XX monthly average income $72,474.47 50% expense ratio $36,121.24 and 50% ownership resulting in $18,060.62 monthly QI for XX.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. The income has been correctly recalculated and the ratios are not at 46.472%. Please see attached - Seller-05/XX/2026
Counter-Received lender disagreement of income calculation. S8 lender and review income are in line, disagreement appears to be caused by XX: pls consider  monthly average $72,424.47 once 50% expense ratio applied is $36,121.24 and once 50% ownership is applied income becomes $18,060.62. (CPA letter dated 03/XX/2026 Ownership interest: XX ownership interest is 50%, QI subsequently changes from $36,121 to $18,060.62) - Due Diligence Vendor-04/XX/2026
Ready for Review-We respectfully disagree. The income is $36,121.00 for XX LLC & $24,143.00 for S8 Acq, totaling $60,264.00. As a result, the DTI is 40.402-43.120% - Seller-04/XX/2026
Open-********NEW **********Audited DTI of 61.57% exceeds Guideline DTI of 50%.Received missing income documentation employer 1 changed to 50% expense factor. Employer 2 changed from 100% ownership to 50% ownership. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. A new income calculation worksheet for both businesses has been provided to support the total income used for qualification Please see attached.  - Seller-05/XX/2026

 Ready for Review-Document Uploaded. The income has been correctly recalculated and the ratios are not at 46.472%. Please see attached - Seller-05/XX/2026

 Ready for Review-We respectfully disagree. The income is $36,121.00 for XX LLC & $24,143.00 for S8 Acq, totaling $60,264.00. As a result, the DTI is 40.402-43.120% - Seller-04/XX/2026

																									Resolved-Audited DTI of 46.47% is less than or equal to Guideline DTI of 50% - Received lender xpl deposits previously excluded for b1 possibly paying himself were determined deposits were usable income. Recalculated S8 Acq income with tool XX, without manual adjustments, resulted in QI $37,857.00 matches the lender revised income calc. Missing income docs condition is resolved: revised DTI is within gl - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8931825
Dropped	XX	XX	D	B	D	B	C	A	A	A	Closed	FCRE1506	2026-04-28 17:07	2026-05-11 17:41	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received lender xpl deposits previously excluded for b1 possibly paying himself were determined deposits were usable income. Recalculated S8 Acq income with tool XX, without manual adjustments, resulted in QI $37,857.00 matches the lender revised income calc. Missing income docs condition is resolved: revised DTI is within gl - Due Diligence Vendor-05/XX/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026

Counter-Pending documentation to include previously excluded deposits on XX income calc.  - Due Diligence Vendor-05/XX/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026

Counter-Finding tied to the DTI - XX QI income 50%expense factor AND 50% ownership. - Due Diligence Vendor-05/XX/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026

Counter-Received lender disagreement of income calculation. S8 lender and review income are in line, disagreement appears to be caused by XX:  monthly average $72,424.47; apply  50% expense ratio $36,121.24 and  50% ownership income becomes $18,060.62. (CPA letter dated 03/XX/2026 Ownership interest: XX ownership interest is 50%, QI = $18,060.62) - Due Diligence Vendor-04/XX/2026

Ready for Review-We respectfully disagree. The income is $36,121.00 for XX LLC & $24,143.00 for S8 Acq, totaling $60,264.00. As a result, the DTI is 40.402-43.120% - Seller-04/XX/2026

																							Counter-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending resolution of DTI exceeding GL - Due Diligence Vendor-04/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Ready for Review-We respectfully disagree. The income is $36,121.00 for XX LLC & $24,143.00 for S8 Acq, totaling $60,264.00. As a result, the DTI is 40.402-43.120% - Seller-04/XX/2026	Resolved-Received lender xpl deposits previously excluded for b1 possibly paying himself were determined deposits were usable income. Recalculated S8 Acq income with tool XX, without manual adjustments, resulted in QI $37,857.00 matches the lender revised income calc. Missing income docs condition is resolved: revised DTI is within gl - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8931959
Dropped	XX	XX	D	B	D	B	C	A	A	A	Closed	FCRE1440	2026-04-09 11:31	2026-05-11 17:41	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached detailed Property Profile and the Deed from 2024 acquisition. There is no indication of any mortgage debt on the subject prior to the Oct 2025 $XX loan we paid off at closing. - Seller-04/XX/2026

Counter-Condition remains. Seeking to complete 12 month VOM. Appraisal Transfer history reflects borrower in title since 10/XX/2024, Please provide VOM or evidence the property was free and clear until encumbered by XX taken on or about October 2025.  - Due Diligence Vendor-04/XX/2026

Ready for Review-As indicated on the mortgage statement previously uploaded, the first payment was 12/1. Please clear this finding accordingly. - Seller-04/XX/2026

Counter-Received explanation 5 months of payments Nov-March, as well as 2 documents: copy mortgage statement dated 12/XX/2025 and 12 page proof of payments. Condition remains. Proof of payments reflect payments made $19,687.50 12/XX/2025 ; $12,087.50 01/XX/2026; $10,937.50 02/XX/2026 and $10.397.50 03/XX/2026. Missing proof Nov 2025 payment being made.  - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please refer to the attached for the payments to XX. This a Private Loan and the loan closed in October; therefore, there are only 5 months of payments: Nov thru March . Screenshot reflects the March payment. - Seller-04/XX/2026

Open-Housing History Does Not Meet Guideline Requirements Provide Mortgage Pay history from Mortgage Superior Loan Servicing for subject Property, only 2 payments were provided. (December and February 2023). - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached detailed Property Profile and the Deed from 2024 acquisition. There is no indication of any mortgage debt on the subject prior to the Oct 2025 $XX loan we paid off at closing. - Seller-04/XX/2026

 Ready for Review-As indicated on the mortgage statement previously uploaded, the first payment was 12/1. Please clear this finding accordingly. - Seller-04/XX/2026

 Ready for Review-Document Uploaded. Please refer to the attached for the payments to XX. This a Private Loan and the loan closed in October; therefore, there are only 5 months of payments: Nov thru March . Screenshot reflects the March payment. - Seller-04/XX/2026

																									Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8577476
Dropped	XX	XX	D	B	D	B	C	A	A	A	Closed	FCRE1325	2026-04-09 10:56	2026-04-28 16:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached revised Income Calculation Worksheet for XX using the standard 50% expense factor. Regarding the ownership percentages, the loan file included a letter from the borrower's attorney conforming the % of ownership, which supersedes the need for CPA to confirm the same. - Seller-04/XX/2026
Counter-Received M&K CPA letter dated 03/XX/2026 CPA addresses bwr time operating business, however it does not state what is borrowers ownership percentage in XX or XX; M&K letter does not address the business expense factor for   XX. Guidelines 7.1.1 require that for rations less than 50% a 3rd party prepared business expense letter. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026
Counter-Received 12 page doc containing about us information from XX CPA and state verification of licenses, already present in file. Condition remains  File is missing the letter CPA addresses bwr bz time in business, ownership percentage, and use of 10% expense factor used for employer 1. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026
																							Open-Borrower 1 CPA Letter Missing Finding Added: Provide missing CPA letter verifying time in business, ownership percentage, and use of 10% expense factor used for employer 1. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached revised Income Calculation Worksheet for XX using the standard 50% expense factor. Regarding the ownership percentages, the loan file included a letter from the borrower's attorney conforming the % of ownership, which supersedes the need for CPA to confirm the same. - Seller-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8575362
Dropped	XX		XX	D	B	D	B	C	A	A	A	Closed	FCOM0013	2026-04-08 16:42	2026-04-13 08:46	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Missing e-Consent. Missing proof e-consent was received and agreed upon by borrower. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8557617
Dropped	XX		XX	D	B	D	B	C	A	A	A	Closed	FCRE0970	2026-04-09 11:44	2026-04-09 23:12	Waived	2 - Non-Material	C	B	Credit	Eligibility	Appraisal has issues (credit)	Waived-Lender Exception: Approved to use a transfer appraisal on loan amount > $1.5 mill.****Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-04/XX/2026 Open-Lender Exception: Approved to use a transfer appraisal on loan amount > $1.5 mill. 1. Fico 40 points above minimum 2. Credit 0X30X24 3. 2 yrs on job - Due Diligence Vendor-04/XX/2026		Waived-Lender Exception: Approved to use a transfer appraisal on loan amount > $1.5 mill.****Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Credit history exceeds minimum required - Timely credit with 0X30X24 reporting.	1. Fico 40 points above minimum 2. Credit 0X30X24 3. 2 yrs on job		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	8577878
172	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-09 13:06	2026-05-13 15:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for $XX, $XX and XX 0x30, jan pmt reversed 1/21 was made whole 1/23 with late fee but within 30days therefore 0x30 is satisfied. - Due Diligence Vendor-05/XX/2026
Ready for Review-We respectfully request waiver of the VOM / credit supplement condition for account xx$XX.

The mortgage statement already on file reflects no evidence of any 30-day delinquency. The NSF and payment reversal activity noted represents isolated bank-level transaction issues and does not indicate a missed or late mortgage payment.

Given that the available documentation supports an overall 0x30 payment history and there is no conflicting evidence of delinquency, we believe the existing mortgage statement is sufficient to reasonably support housing history compliance.

We kindly request reconsideration of this condition and waiver based on the documentation already provided in the file. Please clear this finding.  - Seller-05/XX/2026
Counter-Received acceptable housing history for acct XXrovide VOM or credit supplement confirming 0x30 for xx as the mortgage statement reflects NSF and a payment reversal. - Due Diligence Vendor-05/XX/2026
Ready for Review-A Verification of Mortgage (VOM) / credit supplement is not available at this time. The referenced accounts (xx and xx) reflect NSF-related activity; however, the borrower has maintained overall acceptable housing history. The NSF entries were isolated incidents and do not represent a pattern of delinquency. No 30-day late payments are reflected beyond these occurrences. Please clear this finding.  - Seller-05/XX/2026
Counter-Received acceptable housing history for acct XXProvide VOM or credit supplement confirming 0x30 for xx and xx as both reflect NSF and review is unable to confirm paid timely.   - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached 12-month payment histories for XX (#xxxnd XX (#xxxalong with a credit report excerpt reflecting XX (#xxxhrough 01/XX/26 with an “as agreed” status (0x30 over 12 months).
Additionally, the current mortgage statement for #xxxom XX, dated 02/XX/26, is included. These documents support no late payments for the accounts referenced.
All these items were previously uploaded to your system. Please review and clear up this finding.
 - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing a VOM with a complete 12 month history for the primary acct#xxxand the subject acct#xxx& #xxx Need a credit supplement or pay history too support no late payments. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully request waiver of the VOM / credit supplement condition for account xx$XX.

The mortgage statement already on file reflects no evidence of any 30-day delinquency. The NSF and payment reversal activity noted represents isolated bank-level transaction issues and does not indicate a missed or late mortgage payment.

Given that the available documentation supports an overall 0x30 payment history and there is no conflicting evidence of delinquency, we believe the existing mortgage statement is sufficient to reasonably support housing history compliance.

We kindly request reconsideration of this condition and waiver based on the documentation already provided in the file. Please clear this finding.  - Seller-05/XX/2026

 Ready for Review-A Verification of Mortgage (VOM) / credit supplement is not available at this time. The referenced accounts (xx$XX and xx$XX) reflect NSF-related activity; however, the borrower has maintained overall acceptable housing history. The NSF entries were isolated incidents and do not represent a pattern of delinquency. No 30-day late payments are reflected beyond these occurrences. Please clear this finding.  - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached 12-month payment histories for XX (#xxx and XX (#xxx, along with a credit report excerpt reflecting XX (#xxx through 01/XX/26 with an “as agreed” status (0x30 over 12 months).
Additionally, the current mortgage statement for #xxxfrom XX, dated 02/XX/26, is included. These documents support no late payments for the accounts referenced.
All these items were previously uploaded to your system. Please review and clear up this finding.
 - Seller-04/XX/2026

																									Resolved-Received VOM for $XX, $XX and XX 0x30, jan pmt reversed 1/21 was made whole 1/23 with late fee but within 30days therefore 0x30 is satisfied. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 685 LTV is less than guideline maximum - . Required is 75 Borrower has 13.68 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 42.03		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8579493
198	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1152	2026-04-09 17:02	2026-04-23 15:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Received Tax Calculation. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Final CD is 4-07-26. - Seller-04/XX/2026

Ready for Review-The figure of $3,197.04 appears to be derived from the preliminary CD dated 04/XX/2026, which reflects monthly taxes of $266.42. However, this CD was superseded by the Final Closing Disclosure dated 04/XX/2026.

The Final CD reflects updated and corrected property tax figures of $201.38 per month, equating to $2,41XX6 annually, which aligns with the tax certificate provided ($2,41XX8/year, minor rounding variance). The escrow collection of $1,409.66 (7 months) is also consistent with this corrected monthly amount.

As the 04/XX/2026 CD is the operative final disclosure, the prior 04/XX/2026 figures are not applicable. Based on the Final CD and supporting tax certificate, the escrowed amounts are accurate.

Please clear this finding or escalate to management.  - Seller-04/XX/2026

Counter-Received tax certificate which the amount w/o exemptions is much less than collected on final CD dated 4/2.  The monthly amount collected was $266.42 X 12 = $3197.04.  Is there a PostClose CD? - Due Diligence Vendor-04/XX/2026

Ready for Review-We have reviewed the finding regarding the discrepancy in property taxes.

The Final CD dated 04/XX/2026 reflects property taxes of $201.38 per month. This equates to $2,41XX6 annually, which aligns with the tax certificate provided showing $2,41XX8 per year (minor rounding variance).

Additionally, the escrow section reflects 7 months of taxes collected totaling $1,409.66, which is consistent with the monthly tax amount disclosed.

We are unable to identify the source of the $3,197.04 figure, as it does not appear on the Final CD or supporting tax documentation.

Please review and confirm this condition can be cleared, or provide clarification on the source of the $3,197.04 amount. - Seller-04/XX/2026

Counter-Taxes provided do not match the amount of taxes disclosed on the Final CD. $3,197.04. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached Tax Cert of subj inv property that was uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

Open-Missing Evidence of Property Tax Evidence of Property Tax Missing - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Final CD is 4-07-26. - Seller-04/XX/2026

 Ready for Review-The figure of $3,197.04 appears to be derived from the preliminary CD dated 04/XX/2026, which reflects monthly taxes of $266.42. However, this CD was superseded by the Final Closing Disclosure dated 04/XX/2026.

The Final CD reflects updated and corrected property tax figures of $201.38 per month, equating to $2,41XX6 annually, which aligns with the tax certificate provided ($2,41XX8/year, minor rounding variance). The escrow collection of $1,409.66 (7 months) is also consistent with this corrected monthly amount.

As the 04/XX/2026 CD is the operative final disclosure, the prior 04/XX/2026 figures are not applicable. Based on the Final CD and supporting tax certificate, the escrowed amounts are accurate.

Please clear this finding or escalate to management.  - Seller-04/XX/2026

 Ready for Review-We have reviewed the finding regarding the discrepancy in property taxes.

The Final CD dated 04/XX/2026 reflects property taxes of $201.38 per month. This equates to $2,41XX6 annually, which aligns with the tax certificate provided showing $2,41XX8 per year (minor rounding variance).

Additionally, the escrow section reflects 7 months of taxes collected totaling $1,409.66, which is consistent with the monthly tax amount disclosed.

We are unable to identify the source of the $3,197.04 figure, as it does not appear on the Final CD or supporting tax documentation.

Please review and confirm this condition can be cleared, or provide clarification on the source of the $3,197.04 amount. - Seller-04/XX/2026

 Ready for Review-Document Uploaded. Please see attached Tax Cert of subj inv property that was uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

																									Resolved-Received Tax Calculation. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8584462
198	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1254	2026-04-09 17:02	2026-04-23 15:44	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Final Title Policy and #xxxoc was removed - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached Final Title report. Item #xxxOC has been deleted. Please clear this finding. - Seller-04/XX/2026 Open-Property Title Issue Provide verification exception #xxxOC has been satisfied. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Final Title report. Item #xxxOC has been deleted. Please clear this finding. - Seller-04/XX/2026	Resolved-Received Final Title Policy and #xxxoc was removed - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8584463
198	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1148	2026-04-09 17:02	2026-04-23 15:44	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received revised commitment w/sufficient coverage. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached Final Title Commitment. Please clear this finding. - Seller-04/XX/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Title Coverage is Less than Subject Lien(s) Total - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Final Title Commitment. Please clear this finding. - Seller-04/XX/2026	Resolved-Received revised commitment w/sufficient coverage. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8584464
198	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0969	2026-04-10 15:59	2026-04-21 14:26	Resolved	1 - Information	B	A	Credit	Closing	Prepayment Penalty Issue	Resolved-Received fully executed PP addendum to Note - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please attached page 7  of 39 Prepayment Addendum to Note of the Signed Closing Package that was uploaded to your system.  Please clear this  finding. - Seller-04/XX/2026

Counter-Approval state there is a PPP and the Mortgage has a PPP Rider.  Finding remains. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. We reviewed the note and can confirm there is no prepayment penalty.
The note explicitly states that the borrower may make full or partial prepayments without paying a prepayment charge. Although the section references a potential addendum, there is no prepayment addendum in the file to override this provision. Please clear this finding.
 - Seller-04/XX/2026

																							Open-No Prepayment Addendum to Note in file. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please attached page 7 of 39 Prepayment Addendum to Note of the Signed Closing Package that was uploaded to your system. Please clear this finding. - Seller-04/XX/2026 Ready for Review-Document Uploaded. We reviewed the note and can confirm there is no prepayment penalty. The note explicitly states that the borrower may make full or partial prepayments without paying a prepayment charge. Although the section references a potential addendum, there is no prepayment addendum in the file to override this provision. Please clear this finding. - Seller-04/XX/2026	Resolved-Received fully executed PP addendum to Note - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8603961
198	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE8712	2026-04-09 16:48	2026-04-15 13:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Received 1st Months Rent receipt. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached Lease agreement for subject investment property and xx credit of $1800 for 1st month rent that was uploaded to your system.. Please clear this finding - Seller-04/XX/2026 Open-Provide copy of first months rent check for subject property in the amount of $1,800.00 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Lease agreement for subject investment property and xx credit of $1800 for 1st month rent that was uploaded to your system.. Please clear this finding - Seller-04/XX/2026	Resolved-Received 1st Months Rent receipt. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8584276
198	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-04-09 17:28	2026-04-15 13:14	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached Final DV Report. Please clear this finding. - Seller-04/XX/2026 Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Final DV Report. Please clear this finding. - Seller-04/XX/2026	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 780		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	8585106
169	XX		XX	D	A	A	A	D	A	A	A	Closed	FCOM4227	2026-04-10 08:46	2026-04-15 09:55	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Received CD 03/XX/2026. Finding Resolved. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Loan closed 4/9- initial CD was issued on 3/31- See attached - Seller-04/XX/2026 Open-Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is 4/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Loan closed 4/9- initial CD was issued on 3/31- See attached - Seller-04/XX/2026	Resolved-Received CD 03/XX/2026. Finding Resolved. - Due Diligence Vendor-04/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.42 LTV is less than guideline maximum - Required is 80 Borrower has 45.79 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 775		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8592530
215	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-10 12:15	2026-04-15 16:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received sufficient payment history. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Borrowers acquired the property on 01/XX/2026, with the Grant Deed recorded on 02/XX/2026, per the preliminary title report. Due to the recent acquisition, a full 12-month housing/payment history is not available.
The subject property is financed under a Note dated 02/XX/2026 in the amount of $XX with Line 1 XX. Loan terms require interest-only payments of $3,187.50, beginning 04/XX/2026, with a maturity date of 03/XX/2027.
Supporting documentation confirms:
• The Demand Payoff Statement reflects the next payment due date of 05/XX/2026
• This indicates the 04/XX/2026 payment has been made on time
• The lender has confirmed the payoff demand accurately reflects the current loan status
DSCR Support:
The subject property generates rental income sufficient to support the debt obligation, with the DSCR meeting/exceeding program requirements based on the appraised market rent relative to the subject PITIA. This demonstrates the property’s ability to service the debt independent of borrower income.
Given the recent acquisition, limited payment history is expected. However, documentation supports the borrower is current on the mortgage, and the loan meets DSCR program guidelines for repayment ability.
Please clear this finding.  - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements VOM/ Payment history on subject property mortgage. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Borrowers acquired the property on 01/XX/2026, with the Grant Deed recorded on 02/XX/2026, per the preliminary title report. Due to the recent acquisition, a full 12-month housing/payment history is not available.
The subject property is financed under a Note dated 02/XX/2026 in the amount of $XX with Line 1 XX. Loan terms require interest-only payments of $3,187.50, beginning 04/XX/2026, with a maturity date of 03/XX/2027.
Supporting documentation confirms:
• The Demand Payoff Statement reflects the next payment due date of 05/XX/2026
• This indicates the 04/XX/2026 payment has been made on time
• The lender has confirmed the payoff demand accurately reflects the current loan status
DSCR Support:
The subject property generates rental income sufficient to support the debt obligation, with the DSCR meeting/exceeding program requirements based on the appraised market rent relative to the subject PITIA. This demonstrates the property’s ability to service the debt independent of borrower income.
Given the recent acquisition, limited payment history is expected. However, documentation supports the borrower is current on the mortgage, and the loan meets DSCR program guidelines for repayment ability.
Please clear this finding.  - Seller-04/XX/2026
																									Resolved-Received sufficient payment history. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - .Required is 80 Borrower has 65.44 Required is 80 Borrower has 65.44 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 752 Required is 700 Borrower has 752		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8597693
162	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-10 12:15	2026-04-15 14:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received transaction history. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached rents Primary VOR verifies no lates - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Please provide VOR or 12 months cancelled checks for borrower's primary residence. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached rents Primary VOR verifies no lates - Seller-04/XX/2026	Resolved-Received transaction history. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Maximum LTV is 75%; Borrower LTV is 70% Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 660; Borrower FICO is 790. Required is 660 Borrower has 790		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8597677
186	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1437	2026-04-13 13:00	2026-05-29 11:09	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026
Ready for Review- The XX account ending in XXs being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026
Counter-Received rebuttal.  Asset utilization requires deposits to be seasoned for 30 days per guideline 7.8.1.  Please provide source and seasoning of 30 days for large deposits:  Please provide a copy of the XX account showing this is the source of the deposits into XX XX $26,880 03/27; 03/13 $12,200 and $35,000 on 03/XX/2026. - Due Diligence Vendor-05/XX/2026
Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026
Counter-Received Statements for XX for  acct XX for Dec,Jan and Feb 2026 and balance as of  03/XX/2026. Please provide a copy of the XX account showing this is the source of the deposits into XX XX $26,880 03/27; 03/13 $12,200 and $35,000 on 03/XX/2026.  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached XX VOD and statements that were uploaded to your system. Please clear this finding.  - Seller-04/XX/2026
Counter-Pending receipt of XX statements to support 3/26, 3/13 and  3/12 large deposits. .  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026
Open-Income and Employment Do Not Meet Guidelines Large deposits in asset account appear to be from brokerage used for asset utilization, not sourced (4/1 $225k, 3/26 $26,288, 3/13 $12,200, 3/12 $35K) - Due Diligence Vendor-04/XX/2026	Ready for Review- The XX account ending in XX is being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026

 Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached XX VOD and statements that were uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

 Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026

																									Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8627202
186	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1497	2026-04-13 13:01	2026-05-29 11:07	Resolved	1 - Information	C	A	Credit	QM-ATR	ATR: Reasonable Income or Assets Not Considered	Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026
Ready for Review-The XX account ending in XX is being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026
Counter-Received rebuttal. Asset utilization requires deposits to be seasoned for 30 days per guideline 7.8.1. Please provide source and seasoning of 30 days for large deposits: Please provide a copy of the XX account showing this is the source of the deposits into XX XX $26,880 03/27; 03/13 $12,200 and $35,000 on 03/XX/2026. - Due Diligence Vendor-05/XX/2026
Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026
Counter-Pending receipt of large deposits, subject to possible recalc ( income= asset utilization).  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached XX VOD and statements  that  were uploaded to your system. Please clear this finding.  - Seller-04/XX/2026
Counter-Pending receipt of documents. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026
Open-ATR: Reasonable Income or Assets Not Considered Large deposits from brokerage not sourced - 4/1 $225k, 3/26 $26,288, 3/13 $12,200, 3/12 $35K - Due Diligence Vendor-04/XX/2026	Ready for Review-The XX account ending in XX is being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026

 Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached XX VOD and statements  that  were uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

 Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026

																									Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8627219
186	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-04-13 13:01	2026-05-29 11:07	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026
Ready for Review-The XX account ending in XX is being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026
Counter-Received rebuttal. Asset utilization requires deposits to be seasoned for 30 days per guideline 7.8.1. Please provide source and seasoning of 30 days for large deposits: Please provide a copy of the XX account showing this is the source of the deposits into XX XX $26,880 03/27; 03/13 $12,200 and $35,000 on 03/XX/2026. - Due Diligence Vendor-05/XX/2026
Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026
Counter-Pending receipt of asset docs, income = asset utilization  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached  XX VOD and statements that was uploaded to your system, Please clear this finding. - Seller-04/XX/2026
Counter-Pending receipt of documents.  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Large deposits from brokerage not sourced - 4/1 $225k, 3/26 $26,288, 3/13 $12,200, 3/12 $35K - Due Diligence Vendor-04/XX/2026	Ready for Review-The XX account ending in XX is being used for funds to close only and is not being utilized for asset utilization income qualification purposes.

Additionally, per program guidelines, large deposit sourcing is not required for funds-to-close accounts that are not being used for asset utilization. Therefore, the requested sourcing and seasoning documentation for the deposits dated 03/XX/2026 and 03/XX/2026 should not be required.

Please review and clear this condition accordingly. - Seller-05/XX/2026

 Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached  XX VOD and statements that was uploaded to your system, Please clear this finding. - Seller-04/XX/2026

 Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026

																									Resolved-the XX account was not used as part of the asset depletion income, per the guidelines large deposits are not required to be verified. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8627220
186	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1491	2026-04-13 12:59	2026-05-13 16:52	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-For depository assets, large deposits are not required to be sourced. - Due Diligence Vendor-05/XX/2026

Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026

Counter-Received Statements for XX for  acct XX for Dec,Jan and Feb 2026 and balance as of  03/XX/2026. Please provide a copy of the XX account showing this is the source of the deposits into XX XX $26,880 03/27; 03/13 $12,200 and $35,000 on 03/XX/2026.  - Due Diligence Vendor-04/XX/2026

Counter-Received explanation regarding HELOC and proceeds sourcing $250k deposit 02/XX/2026. condition remains pending receipt of XX statements to source the deposits dated 3/27 $26,880, 3/13 $12,200 and 3/12 $35,000, most recent statements in file are dated Feb 28, 2026. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached XX Statements that was uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026

Open-Asset Qualification Does Not Meet Guideline Requirements Large deposits from brokerage not sourced - 4/1 $225k, 3/26 $26,288, 3/13 $12,200, 3/12 $35K - Due Diligence Vendor-04/XX/2026	Ready for Review-The requested XX statements for account ending in XX for December 2025, January 2026, and February 2026, along with the balance verification dated 03/XX/2026, have been provided.

Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, additional documentation evidencing the transfer of funds into XX account ending in XX for the deposits of $35,000 on 03/XX/2026, $12,200 on 03/XX/2026, and $26,880 on 03/XX/2026 is not required. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached XX Statements that was uploaded to your system. Please clear this finding.  - Seller-04/XX/2026

 Ready for Review-Document Uploaded. The findings are acknowledged and addressed as follows.

The large deposit of $250,000 dated 02/XX/2026 from XX was identified in underwriting and is supported as HELOC proceeds secured by the borrower’s departing primary residence, which is intended to convert to an investment property. The related liability has been documented with a current balance of $258,143 and a monthly payment of $1,870 and has been included in the borrower’s ATR/DTI calculation.

Given that the source of funds has been identified and the corresponding liability has been properly accounted for, the deposit is considered sufficiently explained for underwriting purposes.

With respect to the remaining large deposits reflected in the borrower’s brokerage account, these represent transfers between verified borrower-owned accounts. The accounts are documented in file, and the movements reflect liquidation or transfer of existing assets rather than new or undisclosed funds.

Accordingly:

Asset documentation supports borrower-owned funds and eligibility for qualification

ATR/QM analysis includes all known liabilities, including the HELOC obligation

No additional undisclosed debt or income impact has been identified from the reviewed deposits

Based on the above, the file supports that no additional conditions are required at this time. Please clear this finding.    - Seller-04/XX/2026

																									Resolved-For depository assets, large deposits are not required to be sourced. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8627179
186	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-04-13 07:45	2026-04-22 08:55	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD 04/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded.  - Seller-04/XX/2026

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $250.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $250.00 (Appraisal reinspection) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $250.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 04/XX/2029
																							- Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. - Seller-04/XX/2026	Cured------Received PCCD 04/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8619186
186	XX		XX	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-04-13 07:18	2026-04-16 09:25	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. uploaded - Seller-04/XX/2026 Open-Missing e-Consent. -----Please provide Borrower’s acknowledgement of e-consent - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. uploaded - Seller-04/XX/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8618888
186	XX		XX	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-04-13 07:18	2026-04-13 08:33	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 803			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	PurXX	NA	Originator Post-Close	No	8618887
192	XX		XX	D	B	D	A	B	B	A	A	Closed	FCRE7497	2026-04-13 15:33	2026-05-12 15:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA, 1008 and 1003 - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached PC 1003 and PC 1008 with the updated HOA fee of $172 and updated DTI 37.17%. No issues found. Please clear this finding. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached monthly HOA statement - $172 a mo. for REO 3a. Please clear this finding. - Seller-05/XX/2026 Open-REO 3a - HOA dues not provided - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached PC 1003 and PC 1008 with the updated HOA fee of $172 and updated DTI 37.17%. No issues found. Please clear this finding. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached monthly HOA statement - $172 a mo. for REO 3a. Please clear this finding. - Seller-05/XX/2026	Resolved-Received HOA, 1008 and 1003 - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 716 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.72 LTV is less than guideline maximum - Required is 85 Borrower has 65		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	GA	Primary Residence	PurXX	NA	N/A	N/A	8632079
192	XX		XX	D	B	D	A	B	B	A	A	Closed	FCOM1301	2026-04-13 10:15	2026-04-13 10:15	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 716 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.72 LTV is less than guideline maximum - Required is 85 Borrower has 65			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	GA	Primary Residence	PurXX	NA	Originator Post-Close	No	8621901
202	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA
165	XX		XX	C	B	C	B	A	A	A	A	Closed	FCRE9996	2026-04-14 11:56	2026-05-11 16:52	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Waived to non-material with comp factors. - Due Diligence Vendor-05/XX/2026 Open-Exception in file for reserve allocation missing on budget provided. Plenty of revenue and cash held by HOA. (For no reserve allocation on budget provided. No reserve line item) - Due Diligence Vendor-04/XX/2026		Waived-Waived to non-material with comp factors. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.53 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 731 LTV is less than guideline maximum - Required is 85 Borrower has 75	4+ Years in Primary Residence. 5+ years verified employment history exceeds guidelines. Qualifying DTI 5% below max allowed. Qualifying FICO score is at least 20 points above minimum for program. Years on Job 7		ATR/QM: Exempt	ATR/QM: Exempt	$XX	UT	Investment	PurXX	NA	Originator Post-Close	Yes	8654526
165	XX		XX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-04-14 11:54	2026-05-11 16:52	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Waived to non-material with comp factors. - Due Diligence Vendor-05/XX/2026 Open-Property Issues are identified for the property Exception in file exception for property square footage being XX sqft. Already pre-flighted and deemed Eligible by XX on Case No XX. (Minimum property square footage requirement is 500 sq ft) - Due Diligence Vendor-04/XX/2026		Waived-Waived to non-material with comp factors. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.53 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 731 LTV is less than guideline maximum - Required is 85 Borrower has 75	4+ Years in Primary Residence. 5+ years verified employment history exceeds guidelines. Qualifying DTI 5% below max allowed. Qualifying FICO score is at least 20 points above minimum for program. Years on Job 7		ATR/QM: Exempt	ATR/QM: Exempt	$XX	UT	Investment	PurXX	NA	Originator Post-Close	Yes	8654477
158	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1232	2026-04-14 12:38	2026-04-16 17:32	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-Received documentation to support not a first time homebuyer. - Due Diligence Vendor-04/XX/2026 Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the DSCR ratio meets requirements per the Cup XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026 Open-The Calculated DSCR of '1.046' is less than the minimum DSCR per lender guidelines of '1.15'. FTHB minimum DSCR required is 1.15 - Due Diligence Vendor-04/XX/2026	Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the DSCR ratio meets requirements per the Cup XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026	Resolved-Received documentation to support not a first time homebuyer. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8655926
158	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1197	2026-04-13 15:19	2026-04-16 17:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Received documentation to support not a first time homebuyer. Audited FICO of 663 is greater than or equal to Guideline FICO of 640 - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the FICO meet the requirements per the Cup XX matrix for a DSCR purXX at 75% LTV. Please see attached.  - Seller-04/XX/2026

																							Open-Audited FICO of 663 is less than Guideline FICO of 700 First time home buyer min FICO is 700; borrower FICO is 663. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the FICO meet the requirements per the Cup XX matrix for a DSCR purXX at 75% LTV. Please see attached. - Seller-04/XX/2026	Resolved-Received documentation to support not a first time homebuyer. Audited FICO of 663 is greater than or equal to Guideline FICO of 640 - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8631702
158	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-04-13 15:19	2026-04-16 17:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received documentation to support not a first time homebuyer. Audited LTV of 75% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-04/XX/2026
Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the LTV meets the requirements per the XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026
																							Open-Audited LTV of 75% exceeds Guideline LTV of 70% First time home buyer max LTV is 70%, borrower LTV is 78.69% - Due Diligence Vendor-04/XX/2026	Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, the LTV meets the requirements per the Cup XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026	Resolved-Received documentation to support not a first time homebuyer. Audited LTV of 75% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8631704
158	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-04-14 12:45	2026-04-16 17:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received evidence of not a FTHB. No Reserves required. Audited Reserves of 1.11 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-04/XX/2026

Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, reserves are not required per the Cup XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026

																							Open-Audited Reserves of 1.11 month(s) are less than Guideline Required Reserves of 6 month(s) FTHB requires 6 months reserves. Provide proof of additional assets to verify 4.89 months additional reserves. - Due Diligence Vendor-04/XX/2026	Ready for Review-The borrower is neither a FTHB or First Time Investor. The borrower owns other investments properties. Therefore, reserves are not required per the Cup XX matrix for a DSCR purXX at 75% LTV. Please refer to uploaded documents other related finding. - Seller-04/XX/2026	Resolved-Received evidence of not a FTHB. No Reserves required. Audited Reserves of 1.11 month(s) are greater than or equal to Guideline Required Reserves of 0 month(s) - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8656072
158	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-13 14:23	2026-04-16 17:26	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a satisfactory 12 month rental history for the borrower's primary residence. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8629952
158	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-04-13 13:54	2026-04-16 17:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received Commitment. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Title Document is missing Provide title policy for subject property and proposed insured in the borrower's name. Additional Findings may apply upon receipt. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received Commitment. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 663		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8629083
155	XX		XX	B	B	A	A	B	B	A	A	Closed	FCOM1353	2026-04-13 13:05	2026-04-13 13:29	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. (Client/Originator) waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. (Client/Originator) waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 753 Required is 660 Borrower has 753 Qualifying DTI below maximum allowed - Max DTI is is 50 Borrower has 32.28 Required is 50 Borrower has 32.28			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8627304
166	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-04-14 12:28	2026-05-22 15:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received Title Commitment, Title Document is Provided And Complete - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded.  A complete and legible copy of the Preliminary Title Report has been uploaded to the file for review, including all pages prior to the survey section referenced in the condition. Please review the updated document and clear this finding. - Seller-05/XX/2026
Counter-Received xpl, escrow instructions dated 04/XX/2026 provide coverage, vesting and address, however preliminary report presented in file that begins with " In response to the application for a policy of title referenced herein, ......" ( all pages before the survey)  is corrupted and is needed for a complete file/review. Please upload for review and will be able to clear condition.  - Due Diligence Vendor-05/XX/2026
Ready for Review-The supplemental title documentation provided from XX reflects both the effective date and the required dwelling/loan coverage amount as requested.

Please note the document issued by the title company is an official electronic communication and does not require a title officer’s signature to be considered valid. The information is issued directly by the title company and corresponds to the active title file.

Accordingly, we request reconsideration and clearance of this condition based on the title company-issued documentation already provided in the file. Please clear this finding. - Seller-05/XX/2026
Counter-Received letter from Title Co. however it is not signed. Please provide Title Commitment that reflects effective date and coverage - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached letter from the title company - XX showing effective date and loan coverage amount that was uploaded to your system. No issues found.  Please clear this finding.  - Seller-04/XX/2026
Open-Title Document is Incomplete Title - Missing effective date and dwelling coverage. Report in file is corrupted. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. A complete and legible copy of the Preliminary Title Report has been uploaded to the file for review, including all pages prior to the survey section referenced in the condition. Please review the updated document and clear this finding. - Seller-05/XX/2026
 Ready for Review-The supplemental title documentation provided from XX reflects both the effective date and the required dwelling/loan coverage amount as requested.

Please note the document issued by the title company is an official electronic communication and does not require a title officer’s signature to be considered valid. The information is issued directly by the title company and corresponds to the active title file.

Accordingly, we request reconsideration and clearance of this condition based on the title company-issued documentation already provided in the file. Please clear this finding. - Seller-05/XX/2026
 Ready for Review-Document Uploaded. Please see attached letter from the title company - XX showing effective date and loan coverage amount that was uploaded to your system. No issues found.  Please clear this finding.  - Seller-04/XX/2026
																									Resolved-Received Title Commitment, Title Document is Provided And Complete - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 740 Borrower has 782 LTV is less than guideline maximum - Required is 80 Borrower has 58.51 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.47		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8655696
150	XX	XX	D	B	D	B	A	A	A	A	Closed	FPRO1245	2026-04-16 10:33	2026-05-22 12:23	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Appraisal is Expired	Waived-Originator waiver applied to non-material finding. 1004D provided, dated after close, supporting value of expired appraisal. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Document Uploaded. Please see attached 1004D. Appraiser noted that the subject's market value has not changed since the original inspection date of 12/XX/25 with an original appraised value of $XX. Please clear this finding.  - Seller-05/XX/2026
																							Open-Primary Value Appraisal is Expired. Appraisal in file is dated 12/XX/2025 (128 days) from Note date. Provide Completion Report (1004D) - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. Please see attached 1004D. Appraiser noted that the subject's market value has not changed since the original inspection date of 12/XX/25 with an original appraised value of $XX. Please clear this finding. - Seller-05/XX/2026	Waived-Originator waiver applied to non-material finding. 1004D provided, dated after close, supporting value of expired appraisal. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 64.20%. Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 640 Borrower has 670. Required is 640 Borrower has 670		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8705685
150	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE1183	2026-04-16 10:47	2026-05-22 12:20	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached 1004D. Appraiser noted that the subject's market value has not changed since the original inspection date of 12/XX/25 with an original appraised value of $XX. - Seller-05/XX/2026 Open-Provide revised approval and 1008 showing appraised value of $XX or provide an explanation of value disclosed on Approval/1008 as this this may affect the LTV. Additional findings may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached 1004D. Appraiser noted that the subject's market value has not changed since the original inspection date of 12/XX/25 with an original appraised value of $XX. - Seller-05/XX/2026	Resolved-Approval/Underwriting Summary is fully present - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - LTV Required is 75% Borrower has 64.20%. Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 640 Borrower has 670. Required is 640 Borrower has 670		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	8706130
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE4883	2026-04-14 20:46	2026-05-12 14:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing most recent 12 month draw history on HELOC 2nd	Resolved-Received payoff/closed letter from XX on the HELOC - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-05/XX/2026
Counter-Borrowers deceased husband was the owner of the HELOC.  This is being paid off w/ our transaction.  Provide evidence the HELOC has been closed - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see the attached statement which reflects $0 available for use.  - Seller-04/XX/2026
Counter-Received explanation, borrowers paying off loans in name of estate. Condition remains. Please provide evidence the prior HELOC was paid and closed, otherwise will affect CLTV/HCLTV  of this transaction, such as signed authorization to close line of credit or title policy reflecting the #xxx satisfied and released.   - Due Diligence Vendor-04/XX/2026
Ready for Review-We respectfully disagree. The HELOC was in the name of XX who is the deceased husband of the borrower .Auth to Close the HELOC is part of the Payoff and would be executed at Closing; however, the HELOC is in the name of the Deceased Party.  Borrower's would not be able to keep it open, yet alone use it since it is not in their name(s). - Seller-04/XX/2026
																							Open-Missing proof that the XX Closure of HELOC was executed. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see the attached statement which reflects $0 available for use. - Seller-04/XX/2026 Ready for Review-We respectfully disagree. The HELOC was in the name of XX who is the deceased husband of the borrower .Auth to Close the HELOC is part of the Payoff and would be executed at Closing; however, the HELOC is in the name of the Deceased Party. Borrower's would not be able to keep it open, yet alone use it since it is not in their name(s). - Seller-04/XX/2026	Resolved-Received payoff/closed letter from XX on the HELOC - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8665458
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1329	2026-04-14 20:06	2026-04-20 14:04	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 W2/1099 Less Than 24 Months Provided	Resolved-Tax transcripts were provided for 2024. - Due Diligence Vendor-04/XX/2026

Ready for Review-We respectfully disagree. The delivered loan file included a social security award letter and tax returns. There is no need for a SSA 1099 as well. Additioanlly, documentation is collected based on the App date, and since the docs are dated after the application and still valid at time of funding, new docs are not required to be obtained. - Seller-04/XX/2026

Ready for Review-Additioanlly, documentation is collected based on the App date, and since the docs are dated after the application and still valid at time of funding, new docs are not required to be obtained.   - Seller-04/XX/2026

Ready for Review-We respectfully disagree. The delivered loan file included  a social security award letter and tax returns. There is no need for a SSA 1099 as well. - Seller-04/XX/2026

Open-Borrower 1 W2/1099 Less Than 24 Months Provided Missing SSA 1099 for 2025 for Borrower 1. Upon receipt additional information maybe required. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. The delivered loan file included a social security award letter and tax returns. There is no need for a SSA 1099 as well. Additioanlly, documentation is collected based on the App date, and since the docs are dated after the application and still valid at time of funding, new docs are not required to be obtained. - Seller-04/XX/2026

 Ready for Review-Additioanlly, documentation is collected based on the App date, and since the docs are dated after the application and still valid at time of funding, new docs are not required to be obtained.   - Seller-04/XX/2026

 Ready for Review-We respectfully disagree. The delivered loan file included  a social security award letter and tax returns. There is no need for a SSA 1099 as well. - Seller-04/XX/2026

																									Resolved-Tax transcripts were provided for 2024. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664646
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1294	2026-04-14 20:06	2026-04-20 14:02	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Resolved-The Work Number was provided in file. - Due Diligence Vendor-04/XX/2026

Ready for Review-We respectfully disagree. The loan file included a Work Number WVOE and VVOE that is within the income expiration date. Please see attached. Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2 - Seller-04/XX/2026

Ready for Review-Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2 - Seller-04/XX/2026

Ready for Review-Document Uploaded. We respectfully disagree. The loan file included a Work Number WVOE and VVOE that is within the income expiration date. Please see attached. - Seller-04/XX/2026

Open-Income 3 Months Income Verified is Missing Missing current paystubs for Borrower 2. The ones provided are dated from December 2024 and are stale. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. The loan file included a Work Number WVOE and VVOE that is within the income expiration date. Please see attached. Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2 - Seller-04/XX/2026

 Ready for Review-Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2 - Seller-04/XX/2026

 Ready for Review-Document Uploaded. We respectfully disagree. The loan file included a Work Number WVOE and VVOE that is within the income expiration date. Please see attached. - Seller-04/XX/2026

																									Resolved-The Work Number was provided in file. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664651
144	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1320	2026-04-17 13:01	2026-04-20 14:00	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Personal Tax Returns Less Than 24 Months Provided	Resolved-Tax returns were provided. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Tax returns were provided and cleared in another finding. See attached again. - Seller-04/XX/2026 Open-Borrower 1 Personal Tax Returns Less Than 24 Months Provided - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Tax returns were provided and cleared in another finding. See attached again. - Seller-04/XX/2026	Resolved-Tax returns were provided. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8740677
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1359	2026-04-14 20:06	2026-04-20 13:58	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 2 W2/1099 Less Than 24 Months Provided	Resolved-The Work Number was provided. - Due Diligence Vendor-04/XX/2026

Ready for Review-We respectfully disagree. The loan file included a Work Number WVOE that is within the income expiration date. Please see attached. Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2. - Seller-04/XX/2026

Open-Borrower 2 W2/1099 Less Than 24 Months Provided - Due Diligence Vendor-04/XX/2026

Ready for Review-Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2. - Seller-04/XX/2026

Ready for Review-Document Uploaded. We respectfully disagree. The loan file included a Work Number WVOE that is within the income expiration date. Please see attached. - Seller-04/XX/2026

Open-Borrower 2 W2/1099 Less Than 24 Months Provided Missing 2025 W2 for Borrower 2. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. The loan file included a Work Number WVOE that is within the income expiration date. Please see attached. Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2. - Seller-04/XX/2026

 Ready for Review-Additionally, Per Guide, WVOE from the Work#xxxcceptable and one in file is current as of 12/XX/2025, reasonable that it would be comparable to figures on the 2025 W2. - Seller-04/XX/2026

 Ready for Review-Document Uploaded. We respectfully disagree. The loan file included a Work Number WVOE that is within the income expiration date. Please see attached. - Seller-04/XX/2026

																									Resolved-The Work Number was provided. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664648
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1505	2026-04-14 20:30	2026-04-20 13:50	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-Per guidelines - use credit score of the borrower with the highest qualifying income - Due Diligence Vendor-04/XX/2026
Ready for Review-We respectfully disagree. As previously stated, per XX NonQM Guidelines, section 4.2 Credit Scores, No FICO / 1 FICO available on a limited program basis; Use credit score of the borrower with the highest qualifying income. The scores of B2, who has the highest qualifying income, was used for this transaction, as allowed per XX NonQM Guidelines, section 4.2 Credit Scores. - Seller-04/XX/2026
Counter-Received response primary wage earner to meet tradeline and qualifying score, however this condition is regarding B1 cbr having no scores. GL require scores for each borrower.   - Due Diligence Vendor-04/XX/2026
Ready for Review-The scores of B2 who has the highest qualifying income was used for this transaction as allowed per XX NonQM Guidelines, section 4.2 Credit Scores, No FICO / 1 FICO available on a limited program basis; Use credit score of the borrower with the highest qualifying income.  - Seller-04/XX/2026
Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Missing FICO Scores for Borrower 1 or proof that it meets guidelines. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. As previously stated, per XX NonQM Guidelines, section 4.2 Credit Scores, No FICO / 1 FICO available on a limited program basis; Use credit score of the borrower with the highest qualifying income. The scores of B2, who has the highest qualifying income, was used for this transaction, as allowed per XX NonQM Guidelines, section 4.2 Credit Scores. - Seller-04/XX/2026

 Ready for Review-The scores of B2 who has the highest qualifying income was used for this transaction as allowed per XX NonQM Guidelines, section 4.2 Credit Scores, No FICO / 1 FICO available on a limited program basis; Use credit score of the borrower with the highest qualifying income.  - Seller-04/XX/2026

																									Resolved-Per guidelines - use credit score of the borrower with the highest qualifying income - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8665291
144	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE2244	2026-04-15 10:45	2026-04-17 15:07	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received Supplemental Addendum, upon further review, appraiser provided: Subject is zoned R2(multiple dwelling) with permissible multi-family and SFR use. The addition/conversion is done in a workmanlike manner with no apparent health/safety concerns, cost to cure($1,000), and no apparent marketability impact. - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached Appraisal Supp Addendum.  - Seller-04/XX/2026

Open-Property Issues are identified for the property Appraiser to provide the following:
Cost to cure to convert both the garage and storage unit back to the original use of structure
The conversion was done in a "workman-like quality" for both the garage and storage unit
The change of the property use does not adversely affect the health and safety of the property.
																							Subject to additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Appraisal Supp Addendum. - Seller-04/XX/2026	Resolved-Received Supplemental Addendum, upon further review, appraiser provided: Subject is zoned R2(multiple dwelling) with permissible multi-family and SFR use. The addition/conversion is done in a workmanlike manner with no apparent health/safety concerns, cost to cure($1,000), and no apparent marketability impact. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8678238
144	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1347	2026-04-14 20:06	2026-04-17 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE dated 4/XX/2026 dated within 10bz days of note dated 04/XX/2026 - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing Missing the Verbal VOE for Borrower 2 dated within 10 days of closing. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VVOE dated 4/XX/2026 dated within 10bz days of note dated 04/XX/2026 - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664647
144	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1363	2026-04-14 20:06	2026-04-17 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 WVOE Missing	Resolved-Received TWN providing income information since start 06/XX/2023 $9512.75 month, paid biweekly - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Borrower 2 WVOE Missing Missing the Written VOE for Borrower 2. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received TWN providing income information since start 06/XX/2023 $9512.75 month, paid biweekly - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664649
144	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1292	2026-04-14 20:06	2026-04-17 13:01	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Resolved-Received B1 1040 with schedules C and E, income mirrors TT in file. signature page present in file. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Income 1 Months Income Verified is Missing Missing the 2024 1040s with all schedules for Borrower 1. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received B1 1040 with schedules C and E, income mirrors TT in file. signature page present in file. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 733 LTV is less than guideline maximum - Required is 80 Borrower has 44.76		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8664650
207	XX	XX	C	B	C	A	B	B	A	A	Closed	FCRE1176	2026-04-15 13:22	2026-06-02 16:17	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Lender provided PCCD showing the true disbursement date of 4/XX/26 which is after the effective date of the HO6 policy of 4/XX/26. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached PCCDE showing the true disbursement date of 4/13; after the effective date of the HO6 policy - Seller-06/XX/2026
Counter-Received screen shot of key dates, condition remains. please provide supporting documentation such as post close CD. Alta Settlement statement to validate disbursement date, most recent CD was issued  04/XX/2026 for 04/XX/2026 disbursement date. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. We respectfully request reconsideration of this finding. While the Note and Closing Disclosure are dated 04/XX/2026, the loan did not disburse/fund until 04/XX/2026. The borrower’s HO-6 policy carries an effective date of 04/XX/2026, which was in force prior to loan disbursement and lender risk attachment.

Accordingly, the borrower’s HO-6 coverage was active prior to funding, satisfying the insurance requirement for the subject property. Please review and clear this condition. - Seller-05/XX/2026
Counter-Received lender xpl and HOA master including walls in, condition remains is due to borrowers policy  (H06) effective date 04/XX/2026, and Note date being 04/XX/2026. Master endorsement 3418 includes Fixtures improvements and alterations part of buidling and permanently installed appliances. GL H06 requires borrowers must carry H06 coverage for replacement of such items as flooring, wall covering, cabinets, fixtures, built-ins, and any improvements made to the unit - Due Diligence Vendor-05/XX/2026
Ready for Review-We respectfully disagree with the finding regarding the HO-6 insurance effective date.

The loan file demonstrates continuous and overlapping insurance coverage with no lapse in insurable risk at or after funding.

Specifically:

The HOA master policy was active and in force during the relevant period (04/XX/2025–04/XX/2026), providing structural and walls-out coverage for the subject unit.
The borrower’s HO-6 policy issued by XX covers the insured property at XX, with evidence of binding in connection with the closing transaction.
While the HO-6 policy reflects an effective date of 04/XX/2026, this represents issuance timing rather than a lack of insurance placement or coverage intent at closing.

Most importantly, there is no coverage gap at any point, as the property was continuously insured through the HOA master policy at the time of funding, with borrower HO-6 coverage immediately following without interruption. Accordingly, there was no period in which the collateral was uninsured or exposed.

Given the continuous coverage position, binding intent at closing, and absence of any insurable risk exposure, we respectfully request that this finding be reconsidered for clearance. - Seller-05/XX/2026
Counter-Received explanation: " The HO-6 insurance policy reflects an effective date of 04/XX/2026, one day after the note and disbursement date of 04/XX/2026. " Coverage must be in place by the closing date. Please provide borrowers insurance with effective date that mirrors closing/ note date 04/XX/2026 or evidence loan was disbursed  04/XX/2026. Borrower Final Closing Disclosure reflect CD issued 04/XX/2026, with closing and disbursement date 04/XX/2026.  - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. The HO-6 insurance policy reflects an effective date of 04/XX/2026, one day after the note and disbursement date of 04/XX/2026.

The master insurance policy was active as of the funding date and includes walls-in coverage, providing continuous coverage for both the structure and interior improvements. As such, there was no lapse in coverage impacting the collateral. Please clear this finding.  - Seller-04/XX/2026
Open-HO-6 Insurance Policy Effective Date of 04-10-2026 is after the Note Date of 04-XX-2026 Subject loan disbursed on 04/XX/2026. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached PCCDE showing the true disbursement date of 4/13; after the effective date of the HO6 policy - Seller-06/XX/2026
 Ready for Review-Document Uploaded. We respectfully request reconsideration of this finding. While the Note and Closing Disclosure are dated 04/XX/2026, the loan did not disburse/fund until 04/XX/2026. The borrower’s HO-6 policy carries an effective date of 04/XX/2026, which was in force prior to loan disbursement and lender risk attachment.

Accordingly, the borrower’s HO-6 coverage was active prior to funding, satisfying the insurance requirement for the subject property. Please review and clear this condition. - Seller-05/XX/2026
 Ready for Review-We respectfully disagree with the finding regarding the HO-6 insurance effective date.

The loan file demonstrates continuous and overlapping insurance coverage with no lapse in insurable risk at or after funding.

Specifically:

The HOA master policy was active and in force during the relevant period (04/XX/2025–04/XX/2026), providing structural and walls-out coverage for the subject unit.
The borrower’s HO-6 policy issued by Homesite covers the insured property at XX, XX, with evidence of binding in connection with the closing transaction.
While the HO-6 policy reflects an effective date of 04/XX/2026, this represents issuance timing rather than a lack of insurance placement or coverage intent at closing.

Most importantly, there is no coverage gap at any point, as the property was continuously insured through the HOA master policy at the time of funding, with borrower HO-6 coverage immediately following without interruption. Accordingly, there was no period in which the collateral was uninsured or exposed.

Given the continuous coverage position, binding intent at closing, and absence of any insurable risk exposure, we respectfully request that this finding be reconsidered for clearance. - Seller-05/XX/2026
 Ready for Review-Document Uploaded. The HO-6 insurance policy reflects an effective date of 04/XX/2026, one day after the note and disbursement date of 04/XX/2026.

The master insurance policy was active as of the funding date and includes walls-in coverage, providing continuous coverage for both the structure and interior improvements. As such, there was no lapse in coverage impacting the collateral. Please clear this finding.  - Seller-04/XX/2026
																									Resolved-Lender provided PCCD showing the true disbursement date of 4/XX/26 which is after the effective date of the HO6 policy of 4/XX/26. - Due Diligence Vendor-06/XX/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 789 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8683231
207	XX		XX	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-04-15 15:54	2026-04-20 11:55	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30 - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached VOR for primary residence . No issues found. Please clear this finding. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing 12 months Rental History. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached VOR for primary residence . No issues found. Please clear this finding. - Seller-04/XX/2026	Resolved-Received VOR 0x30 - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 789 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8686913
207	XX		XX	C	B	C	A	B	B	A	A	Closed	FCOM1301	2026-04-14 13:15	2026-04-14 14:37	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 789 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.21			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	Originator Post-Close	No	8656984
171	XX		XX	D	B	D	B	D	A	A	A	Closed	finding-3352	2026-04-20 08:51	2026-06-10 10:18	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-06/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-06/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8764879
171	XX	XX	D	B	D	B	D	A	A	A	Closed	FCRE1336	2026-04-16 20:11	2026-06-02 16:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Award Letter Missing	Resolved-Lender is no longer considering retirement income in qualifying. Removed this passive income from ratios. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached exception - Seller-06/XX/2026

																							Open-Borrower 1 Award Letter Missing The final loan application and 1008 reflect pension income of $2,793 per month. However, the loan file is missing a copy of the award letter(s) from the organizations providing the income; or two prior years 1099-R and 30-days current proof of receipt. Additional conditions may apply, pending review. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached exception - Seller-06/XX/2026	Resolved-Lender is no longer considering retirement income in qualifying. Removed this passive income from ratios. - Due Diligence Vendor-06/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8719013
171	XX		XX	D	B	D	B	D	A	A	A	Closed	FCRE1193	2026-06-02 15:36	2026-06-02 16:00	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Originator exception granted to allow DTI up to 51%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026 Open-Lender is no longer considering retirement income in qualifying. After removing this passive income, DTI increased > 50% exceeding guidelines. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Waived-Originator exception granted to allow DTI up to 51%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-06/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714	3+ months reserves above minimum required 24+ month credit history exceeds minimum required	XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	9513994
171	XX	XX	D	B	D	B	D	A	A	A	Closed	FCRE1506	2026-04-16 20:47	2026-06-02 15:30	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Per GL, large deposit is not required to be sourced. CD previously obtain. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, an LOX and supporting documentation for the $50,000 deposit dated 01/XX/2026 are not required for income qualification purposes. Also,  Please see attached Final CD.  - Seller-05/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing LOX and sourcing of large deposit for bank stmt income.
																							Missing FInal CD - unable to run TRID - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, an LOX and supporting documentation for the $50,000 deposit dated 01/XX/2026 are not required for income qualification purposes. Also, Please see attached Final CD. - Seller-05/XX/2026	Resolved-Per GL, large deposit is not required to be sourced. CD previously obtain. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8719225
171	XX	XX	D	B	D	B	D	A	A	A	Closed	FCRE4104	2026-04-16 22:32	2026-05-13 13:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Per GL 9.3, large deposits are not required to be sourced - Due Diligence Vendor-05/XX/2026

Ready for Review-Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, an LOX and supporting documentation for the $50,000 deposit dated 01/XX/2026 are not required for income qualification purposes. - Seller-05/XX/2026

																							Open-The borrower has a large deposit for $50,000 made on 1/XX/2026 which is inconsistent with any other deposit used for income qualifying. An LOX and documentiation confirming deposit confirming was a business deposit is missing from the loan file. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Please note that per Section 9.3 – Other Requirements for Non-QM loans, sourcing and documentation of large deposits are not required. Therefore, an LOX and supporting documentation for the $50,000 deposit dated 01/XX/2026 are not required for income qualification purposes. - Seller-05/XX/2026	Resolved-Per GL 9.3, large deposits are not required to be sourced - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8720421
171	XX		XX	D	B	D	B	D	A	A	A	Closed	finding-3542	2026-04-20 08:55	2026-04-20 08:57	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Resolved-Resolved with PCCD. - Due Diligence Vendor-04/XX/2026		Resolved-Resolved with PCCD. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8765154
171	XX		XX	D	B	D	B	D	A	A	A	Closed	FCOM1544	2026-04-15 16:32	2026-04-20 08:49	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Received Clear copy of find CD 04/XX/2026. Finding Resolved. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. FINAL CD ATTACHED - Seller-04/XX/2026 Open-TRID: Missing Final Closing Disclosure Unable to read final CD, please provide a clear copy. Unable to test properly. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. FINAL CD ATTACHED - Seller-04/XX/2026	Resolved-Received Clear copy of find CD 04/XX/2026. Finding Resolved. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	TX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8691036
183	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1204	2026-04-22 11:36	2026-05-22 15:18	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached Final DV Report shows 1000 pass score for all fields.  Please clear this finding.  - Seller-05/XX/2026

Counter-Received Fraud/Drive report last run 05/XX/2026 648 with 2 uncleared items 5107 and  5100, please address, rescore and resubmit.  - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached Final DV - LPA - Appraiser, Appraisal Co, Title Co and Title agent - No matches found, Please clear this finding.  - Seller-05/XX/2026

Counter-Fraud report is still missing Appraiser, Appraisal Company, Title Co and Title Agent to LDP/EPLS/OFAC report. Please repull fraud after completing the previous entires - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached Final DV report dated 5-03-26. All three categories shows 1000 pass. As for the Borrower on the GSA EPLS, an OFAC and SAM were run for the borrower showing No Matches found.  These documents were uploaded to your system. Please clear this finding.  - Seller-05/XX/2026

Counter-Received counter on request, condition remains. Post close review, GL 11.2 indicates all loans must be submitted with fraud and data check tool, with copy of findings report and documentation resolving any deficiencies. 2Fraud reports present in file dated 04/XX/2026 and 04/XX/2026. with O score/ Auto refer FAIL . on the GSA-EPLS. Please resolve, rescore and resubmit for review.  - Due Diligence Vendor-05/XX/2026

Ready for Review-We are requesting escalation for waiver consideration on the following post-closing condition:

Condition: Fraud Report Shows Uncleared Alerts – Possible New Debt (Liabilities not reflected in loan file)

This is a closed and funded loan file. The Final DV/Fraud report reflects a minor increase in the borrower’s credit obligations that is not currently reflected in the liabilities section of the loan file.

Upon review, the variance is de minimis in nature and does not impact the loan’s qualification metrics, including DSCR, credit profile acceptability, or overall program eligibility. No material change to the credit risk profile is present.

Given the closed status of the loan and the immaterial nature of the discrepancy, we respectfully request waiver of this condition in lieu of re-opening underwriting or requiring file re-underwrite solely for alignment of a non-material liability variance.

Please advise if additional information is required or if this item may be cleared under post-closing waiver authority. - Seller-04/XX/2026

Open-Fraud Report Shows Uncleared Alerts possible new debt - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Final DV Report shows 1000 pass score for all fields. Please clear this finding. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached Final DV - LPA - Appraiser, Appraisal Co, Title Co and Title agent - No matches found, Please clear this finding.  - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached Final DV report dated 5-03-26. All three categories shows 1000 pass. As for the Borrower on the GSA EPLS, an OFAC and SAM were run for the borrower showing No Matches found.  These documents were uploaded to your system. Please clear this finding.  - Seller-05/XX/2026

 Ready for Review-We are requesting escalation for waiver consideration on the following post-closing condition:

Condition: Fraud Report Shows Uncleared Alerts – Possible New Debt (Liabilities not reflected in loan file)

This is a closed and funded loan file. The Final DV/Fraud report reflects a minor increase in the borrower’s credit obligations that is not currently reflected in the liabilities section of the loan file.

Upon review, the variance is de minimis in nature and does not impact the loan’s qualification metrics, including DSCR, credit profile acceptability, or overall program eligibility. No material change to the credit risk profile is present.

Given the closed status of the loan and the immaterial nature of the discrepancy, we respectfully request waiver of this condition in lieu of re-opening underwriting or requiring file re-underwrite solely for alignment of a non-material liability variance.

Please advise if additional information is required or if this item may be cleared under post-closing waiver authority. - Seller-04/XX/2026

																									Resolved-All Fraud Report Alerts have been cleared - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 747 Required is 700 Borrower has 747 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	8820115
183	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-22 11:35	2026-05-01 10:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please note, this is a closed and funded loan and the complete file has already been uploaded to the TPR system.

A Verification of Rent (VOR) is included in the imaged file for the borrower’s primary residence located at XX.

The VOR documents the borrower’s rental history and reflects satisfactory payment performance with no delinquencies reported, meeting the applicable housing history requirements.

Based on the documentation already provided in the file, we respectfully request that this condition be cleared. - Seller-04/XX/2026
																							Open-Housing History Does Not Meet Guideline Requirements. Provide VOR for borrower's primary residence XX - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please note, this is a closed and funded loan and the complete file has already been uploaded to the TPR system. A Verification of Rent (VOR) is included in the imaged file for the borrower’s primary residence located at XX, Unit XX. The VOR documents the borrower’s rental history and reflects satisfactory payment performance with no delinquencies reported, meeting the applicable housing history requirements. Based on the documentation already provided in the file, we respectfully request that this condition be cleared. - Seller-04/XX/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 747 Required is 700 Borrower has 747 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	8820099
178	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-04-21 12:32	2026-05-14 09:15	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded.
A lock extension was done on 4/13 causing the lender credit to decrease by $839.52
$6857.35 to $6017.83- see attached  - Seller-05/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($6,017.83) does not exceed or equal the comparable sum of specific and non-specific lender credits ($6,857.35). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender credit decreased from $6,857.35 to $6,017.83 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $839.52, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 4/XX/2029 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. A lock extension was done on 4/13 causing the lender credit to decrease by $839.52 $6857.35 to $6017.83- see attached - Seller-05/XX/2026	Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 784 LTV is less than guideline maximum - Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8798530
178	XX		XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-04-22 14:00	2026-05-04 12:15	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached borrower's primary residence - Seller-04/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Per guides, Verification of Rent (VOR) is required to support housing payment history and reviewed for delinquencies in the last 12 months. Missing full 12 months rental housing history verification for borrower's primary residence - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached borrower's primary residence - Seller-04/XX/2026	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 784 LTV is less than guideline maximum - Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8822931
178	XX		XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-04-22 12:04	2026-05-04 12:14	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOR was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached borrower's primary residence VOR verified 0.00 lates - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Per guides, Verification of Rent (VOR) is required to support housing payment history and reviewed for delinquencies in the last 12 months. Missing full 12 months rental housing history verification for borrower's primary residence. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached borrower's primary residence VOR verified 0.00 lates - Seller-04/XX/2026	Resolved-VOR was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 784 LTV is less than guideline maximum - Required is 85 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8820750
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6843	2026-04-23 14:33	2026-04-28 11:04	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026
Counter-Provide verification of borrower's 100% access to funds as they are currently in name of other with STA TOD terms needed for use for the qualifying income: XX  - Due Diligence Vendor-04/XX/2026
Ready for Review-Lender notes the loan meets NON QM Guidelines Section  9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026
																							Open-1. Provide verification of borrower's 100% access to funds as they are currently in name of other with STA TOD terms needed for use of: XX, used in qualifying. - Due Diligence Vendor-04/XX/2026	Ready for Review-Lender notes the loan meets NON QM Guidelines Section 9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 60 Credit history exceeds minimum required - Borrower has timely credit reporting since 2001			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AZ	Primary Residence	PurXX	NA	N/A	N/A	8847294
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE4293	2026-04-23 14:34	2026-04-28 11:03	Resolved	1 - Information	D	A	Credit	Missing Doc	File does not contain all required Asset Statement(s)	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026

Counter-Please confirm which assets were used for the qualifying income and which assets were used in for closing and reserves. - Due Diligence Vendor-04/XX/2026

Ready for Review-Lender notes the loan meets NON QM Guidelines Section  9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026

																							Open-2. Provide recent, complete 30 day statement for XX XX IRA (Screen shot dated 3.11.26 is not a complete 30 day statement). - Due Diligence Vendor-04/XX/2026	Ready for Review-Lender notes the loan meets NON QM Guidelines Section 9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 60 Credit history exceeds minimum required - Borrower has timely credit reporting since 2001			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AZ	Primary Residence	PurXX	NA	N/A	N/A	8847334
182	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-04-23 14:19	2026-04-28 11:03	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026

Counter-Per GL Access letter not required. however the accounts are STA TOD(transfer on death) with no other documentation provided. - Due Diligence Vendor-04/XX/2026

Ready for Review-Lender notes the loan meets NON QM Guidelines Section  9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Finding added for verification borrower has 100% access to assets used in income calculation. - Due Diligence Vendor-04/XX/2026	Ready for Review-Lender notes the loan meets NON QM Guidelines Section 9.3 states - If LTV /CLTV is 65% or LOWER, assets not required to be verified. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Per the guidelines if the LTV is below 65% assets are not required to be verified. The accounts in the file are in the name of a deceased family with transfer on death. The file contained the certificate of death for the initial account holder. The first name on the death certificate and the account is spelled differently however the address on the death cert is consistent and the borrower is identified as the account holders son. - Due Diligence Vendor-04/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 60 Credit history exceeds minimum required - Borrower has timely credit reporting since 2001			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AZ	Primary Residence	PurXX	NA	N/A	N/A	8847053
204	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-04-27 11:50	2026-05-04 11:51	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received fraud report last run 04/XX/2026 1000 score, participants were revised to include real estate agents and borrower business. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-05/XX/2026
Counter-Received Drive Fraud report last run 04/XX/2026. Condition remains. GL 11.2  requires Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors,
Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents. Please add real estate agents and borrower business to participants and resubmit after rescoring.  - Due Diligence Vendor-04/XX/2026
Ready for Review-Please see attached OFAC Search shows not listed. Please expedite this to be cleared as soon as possible
 - Seller-04/XX/2026
Ready for Review-Document Uploaded. Please see attached OFAC Search shows not listed. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026
																							Open-OFAC Check Not Completed and/or XX not searched. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Ready for Review-Please see attached OFAC Search shows not listed. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026 Ready for Review-Document Uploaded. Please see attached OFAC Search shows not listed. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Received fraud report last run 04/XX/2026 1000 score, participants were revised to include real estate agents and borrower business. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Min 0, actual 8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 798		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8895210
204	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-04-27 16:20	2026-04-30 10:37	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received revised appraisal report reflecting Appraiser Additional comments 4/13 page 21 confirming units #xxx 3 have XX. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. See page 21 of 32 of the appraisal report shows *** 2. also confirm if unit #xxx #xxxchens have XX. – confirmed *** - Seller-04/XX/2026 Open-Property Issues are identified for the property Appraiser to comment on if the subject for unit 1 & 3 have XX. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. See page 21 of 32 of the appraisal report shows *** 2. also confirm if unit #xxx #xxxchens have XX. – confirmed *** - Seller-04/XX/2026	Resolved-Received revised appraisal report reflecting Appraiser Additional comments 4/13 page 21 confirming units #xxx 3 have XX. - Due Diligence Vendor-04/XX/2026	Months Reserves exceed minimum required - Min 0, actual 8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 798		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8903951
204	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-04-27 16:14	2026-04-29 15:05	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received Good Standing. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached show XX, a Florida limited liability company, in good standing - Seller-04/XX/2026 Open-The Business Entity Formation Document is Missing. Provide Certificate of Good Standing. Business lookup in file is for the seller. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached show XX, a Florida limited liability company, in good standing - Seller-04/XX/2026	Resolved-Received Good Standing. - Due Diligence Vendor-04/XX/2026	Months Reserves exceed minimum required - Min 0, actual 8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 798		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8903654
153	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE1194	2026-04-28 00:59	2026-04-29 15:12	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver for 5% LTV variance, applied to non material finding with comp factors - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Audited LTV of 80% exceeds Guideline LTV of 75% Appraisal reflects subject in a declining market; max 75% LTV on refinances per guides. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Waived-Originator provided a waiver for 5% LTV variance, applied to non material finding with comp factors - Due Diligence Vendor-04/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.22 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 771	FICO is 20+ guidelines requirement 24+ Mnths reported Credit History. 3 years on the Job	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8910523
153	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE7497	2026-04-28 01:06	2026-04-29 15:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received Statement and HOA verification. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Please provide documentation for REO 3b to verify $2,899 in monthly payment and for 3c to verify the HOA monthly payment of $81.25 per month. Additional conditions may apply, pending review. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received Statement and HOA verification. - Due Diligence Vendor-04/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 11.22 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 771		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8910553
195	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-04-27 16:40	2026-04-29 15:45	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Ex A Legal Description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing - Legal Description. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-Received Ex A Legal Description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-04/XX/2026	Months Reserves exceed minimum required - Months Reserves exceed minimum required Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 779		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	8904478
174	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
224	XX	XX	D	A	D	A	A	A	A	A	Closed	FPRO9999	2026-04-28 07:24	2026-05-01 11:15	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Received documentation for the pending litigation against the HOA. the litigation does support the claim was filed in small claims court and the plaintiff is seeking $12,142.49 for damages incurred for water intrusions and repair and for area of condo under HOA's purview and responsibility. Damages are calculated based on receipts and cost incurred to repair which supports the repairs have been completed. Litigation does not involve structural, health and safety issues or items that will impact the marketability of the project. File also contains documentation to support the project is FNMA approved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please clear - Lender notes - not subject concern for Reviewed litigation document pertains to Small claim for repairs the unit owner paid for themselves in the amount of 12K for water intrusion. Localized to one unit, not a major issue. no further docs needed. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026

Open-The condo project has pending litigation. The case involves an allegation that the plaintiff had damages incurred for water intrusion and repair for area of condo under HOA's purview and responsibility. The lawsuit is against the HOA, it is Minor, and the lawsuit does not relate to the building’s safety, structural or functionality. The amount disclosed in the lawsuit was $12,142.49. pg. 982. The claim was dated 7/2025 and the file date is 3/XX/2026. CPM approval dated 1/XX/2026. Provide proof that FNMA approved condo with open litigation. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please clear - Lender notes - not subject concern for Reviewed litigation document pertains to Small claim for repairs the unit owner paid for themselves in the amount of 12K for water intrusion. Localized to one unit, not a major issue. no further docs needed. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Received documentation for the pending litigation against the HOA. the litigation does support the claim was filed in small claims court and the plaintiff is seeking $12,142.49 for damages incurred for water intrusions and repair and for area of condo under HOA's purview and responsibility. Damages are calculated based on receipts and cost incurred to repair which supports the repairs have been completed. Litigation does not involve structural, health and safety issues or items that will impact the marketability of the project. File also contains documentation to support the project is FNMA approved. - Due Diligence Vendor-05/XX/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 706 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.04		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA	N/A	N/A	8915321
224	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-28 08:04	2026-04-30 17:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received corrected 1008 and 1003 removing duplicate escrow. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Lender notes the $728.46 is a double hit for taxes, removed from REO section since the Mtg shows escrows are included. XX $371,751 / $2,457 has impounds, - Seller-04/XX/2026 Open-Missing proof of what the $728.46/month for property 3c is for. Upon receipt additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Lender notes the $728.46 is a double hit for taxes, removed from REO section since the Mtg shows escrows are included. XX $371,751 / $2,457 has impounds, - Seller-04/XX/2026	Resolved-Received corrected 1008 and 1003 removing duplicate escrow. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 706 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.04		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA	N/A	N/A	8915899
163	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	Refinance	No Cash Out - Borrower Initiated
184	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA
196	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-04-28 10:04	2026-05-05 17:08	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received title receipt of gift funds confirming sufficient reserves. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. 340k gift from XX Wired $339,555.54 on 4.27.2026 meets NON QM section 9.4 through 9.6. The gift letter meets all detail requirements. Lenders notes the gift funds were verified to be sufficient to close, the amount of gift funds are within the gift amount and not exceeding the terms stated on the gift letter. no further docs are needed, please clear  - Seller-04/XX/2026
																							Open-Audited Reserves of 3.47 month(s) are less than Guideline Required Reserves of 6 month(s). Provide sufficient assets to support total assets required. (Missing proof of wire or transfer for the Gift Funds used for qualification). - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. 340k gift from XX Wired $339,555.54 on 4.27.2026 meets NON QM section 9.4 through 9.6. The gift letter meets all detail requirements. Lenders notes the gift funds were verified to be sufficient to close, the amount of gift funds are within the gift amount and not exceeding the terms stated on the gift letter. no further docs are needed, please clear - Seller-04/XX/2026	Resolved-Received title receipt of gift funds confirming sufficient reserves. - Due Diligence Vendor-04/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 31.65 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	OK	Investment	PurXX	NA	N/A	N/A	8918123
196	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-04-28 09:47	2026-05-05 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Sam.Gov & OFAC search run for seller- XX - no matches found. Seller is not reflected on any exclusionary lists. - Due Diligence Vendor-05/XX/2026
Counter-Received Drive last run 04/XX/2026, as well as ofac for the seller,  XX. XX XX and  and XX investment Fund. condition remains. Per GL 11.2 Transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents please add parties, rescore and resubmit for review.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. lease see attached no match found - Seller-05/XX/2026
Counter-Received OFAC on settlement company.  Missing  OFAC on XX, a Limited Liability Company, seller noted on final settlement statement.   - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached DataVerify. Also, see printouts for No match for XX Sanctions List Search and No match for CLOSEDXXgov Search - Seller-04/XX/2026
																							Open-OFAC Check Not Completed and/or Cleared for the Seller. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. lease see attached no match found - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached DataVerify. Also, see printouts for No match for XX Sanctions List Search and No match for CLOSED LLC SAM.gov Search - Seller-04/XX/2026	Resolved-Sam.Gov & OFAC search run for seller- XX- no matches found. Seller is not reflected on any exclusionary lists. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 31.65 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 767		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	OK	Investment	PurXX	NA	N/A	N/A	8917808
157	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-28 09:51	2026-04-30 16:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the subject property. Additional conditions may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VOM 0x30. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 799 LTV is less than guideline maximum - Required is 65 Borrower has 60 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0 Borrower has 1.145		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other	N/A	N/A	8917891
212	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-04-28 14:58	2026-05-04 09:51	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Gift receipt was provided. - Due Diligence Vendor-05/XX/2026

Ready for Review-The required funds to close was $560,003.11. The Gift receipt was previously uploaded verifying receipt of funds in the amount of $560,006.88. There are no reserves required, and the delivered loan file already included the EMD. There is no additional $600,000 to be documented.  - Seller-04/XX/2026

Counter-Received GIFT for cash to close in the amount of $560,006.88 to be wired directly to escrow at closing however funds Assets/Reserves are short as file is missing supporting documentation for the $600k additional deposit reflected on final CD Calculating Cash to close Table. Additional conditions may apply.  - Due Diligence Vendor-04/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026

																							Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s). Provide sufficient assets to support total reserves required. - Due Diligence Vendor-04/XX/2026	Ready for Review-The required funds to close was $560,003.11. The Gift receipt was previously uploaded verifying receipt of funds in the amount of $560,006.88. There are no reserves required, and the delivered loan file already included the EMD. There is no additional $600,000 to be documented. - Seller-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Gift receipt was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 790 LTV is less than guideline maximum - Required is 80 Borrower has 45.36		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA	N/A	N/A	8928250
212	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-04-28 14:49	2026-05-04 09:48	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Gift receipt was provided. - Due Diligence Vendor-05/XX/2026

Ready for Review-The required funds to close was $560,003.11. The Gift receipt was previously uploaded verifying receipt of funds in the amount of $560,006.88. There are no reserves required, and the delivered loan file already included the EMD. There is no additional $600,000 to be documented.  - Seller-04/XX/2026

Counter-Pending additional asset documentation to support the additional deposit in the amount of $600,000.  - Due Diligence Vendor-04/XX/2026

Ready for Review-Please see attached.  - Seller-04/XX/2026

																							Open-Total Qualified Assets Post-Close amount is '$-439783.11'. Assets are Insufficient. Provide sufficient assets for total closing costs required. (Gift Letter in file in the amount of $570,0000). Document receipt of gift funds in the amount of $570k. . If the documented amount is less than the minimum required, the file must be returned to underwriting for requalification (per guidelines). - Due Diligence Vendor-04/XX/2026	Ready for Review-The required funds to close was $560,003.11. The Gift receipt was previously uploaded verifying receipt of funds in the amount of $560,006.88. There are no reserves required, and the delivered loan file already included the EMD. There is no additional $600,000 to be documented. - Seller-04/XX/2026 Ready for Review-Please see attached. - Seller-04/XX/2026	Resolved-Gift receipt was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 790 LTV is less than guideline maximum - Required is 80 Borrower has 45.36		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA	N/A	N/A	8927926
161	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-28 11:09	2026-04-30 16:43	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for subject property. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VOM. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 799 which exceeds the minimum of 640 Required is 640 Borrower has 799 DSCR % greater than 1.20 - Calculated DSCR of 1.335 which exceeds the minimum required of 0.0 Required is 0 Borrower has 1.335 LTV is less than guideline maximum - LTV of 60% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 60		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other	N/A	N/A	8919870
213	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1506	2026-04-28 13:06	2026-05-18 16:02	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Complete income docs in file. The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-05/XX/2026

Ready for Review-docs provided, please clear  - Seller-05/XX/2026

Counter-Pending additional docs, QI using pers bank statement  +Asset utilization from bz acct/pending receipt-review.   - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached  $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion  assets - Seller-04/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of conditions ATR/QM should be able to be calculated. Additional information may be required. - Due Diligence Vendor-04/XX/2026	Ready for Review-docs provided, please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion assets - Seller-04/XX/2026	Resolved-Complete income docs in file. The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CT	Primary Residence	PurXX	NA	N/A	N/A	8924450
213	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7805	2026-04-28 13:19	2026-05-18 16:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Transaction history for XX #xxxconfirms this is a business acct XXhe name of XX and is dated 3/XX/25 thru 4/XX/26. EIN printout for XX confirms Brw is the sole member. $1.5MM was transferred from Brws personal acct XXhe business. Exception in file to allow asset depletion/utilization using a biz acct. The $1.5MM was seasoned for > 30 days in Brws personal XX acct XXre being transferred to his LLC's business acct XXpril. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. please see attached exception used for final approval. please clear or escalate for manager review - Seller-05/XX/2026
Counter-Received transaction history for XX  XX, DE sos Cert of formation dated 03/XX/2025 and IRS EIN assignment. Condition remains: GL "7.8 - ALT Doc- Asset Utilization states ...Assets considered for this program must be verified with most recent three (3) monthly account statements, or quarterly statement. ..."Please provide statements and operating agreement for consideration of use of bz funds for asset depletion (waiver in file p 882)  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached  $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion  assets - Seller-04/XX/2026
																							Open-Exception Request to use business bank statements for asset depletion. Exception approval in file. Missing bank statements from loan file. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. please see attached exception used for final approval. please clear or escalate for manager review - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion assets - Seller-04/XX/2026	Resolved-Transaction history for XX #xxxconfirms this is a business acct XXhe name of XX and is dated 3/XX/25 thru 4/XX/26. EIN printout for XX confirms Brw is the sole member. $1.5MM was transferred from Brws personal acct XXhe business. Exception in file to allow asset depletion/utilization using a biz acct. The $1.5MM was seasoned for > 30 days in Brws personal XX acct XXre being transferred to his LLC's business acct XXpril. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CT	Primary Residence	PurXX	NA	N/A	N/A	8924804
213	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1293	2026-04-28 12:38	2026-05-18 15:58	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 2 Months Income Verified is Missing	Resolved-Transaction history for XX #xxxconfirms this is a business acct XXhe name of XX and is dated 3/XX/25 thru 4/XX/26. EIN printout for XX confirms Brw is the sole member. $1.5MM was transferred from Brws personal acct XXhe business. Exception in file to allow asset depletion/utilization using a biz acct. The $1.5MM was seasoned for > 30 days in Brws personal XX acct XXre being transferred to his LLC's business acct XXpril. - Due Diligence Vendor-05/XX/2026

Ready for Review-asset docs reflect more than the 3 months required  - Seller-05/XX/2026

Counter-Documentation is incomplete to process waiver.  Please address finding for waiver consideration:; Asset Utilization states ...Assets considered for this program must be verified with most recent three (3) monthly account statements, or quarterly statement. ..."Please provide statements and operating agreement for consideration of use of bz funds for asset depletion (waiver in file p 882) - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Counter is not valid, the transaction history already provided reflects a year's history, this exceeds the 3 month requirement. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026

Counter-Received transaction history for XX 0987 XX, DE sos Cert of formation dated 03/XX/2025 and IRS EIN assignment. Condition remains: GL "7.8 - ALT Doc- Asset Utilization states ...Assets considered for this program must be verified with most recent three (3) monthly account statements, or quarterly statement. ..."Please provide statements and operating agreement for consideration of use of bz funds for asset depletion (waiver in file p 882)  - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached  $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion  assets - Seller-04/XX/2026

																							Open-Income 2 Months Income Verified is Missing Missing proof of the assets used for the Asset Depletion income. Upon receipt additional information may be required. - Due Diligence Vendor-04/XX/2026	Ready for Review-asset docs reflect more than the 3 months required - Seller-05/XX/2026 Ready for Review-Document Uploaded. Counter is not valid, the transaction history already provided reflects a year's history, this exceeds the 3 month requirement. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached $1,500,002 / 60 = $25,000.03 XX Exception in file to use business acct XXXX acct XX Balance $1,500,002 depletion assets - Seller-04/XX/2026	Resolved-Transaction history for XX #xxxconfirms this is a business acct XXhe name of XX and is dated 3/XX/25 thru 4/XX/26. EIN printout for XX confirms Brw is the sole member. $1.5MM was transferred from Brws personal acct XXhe business. Exception in file to allow asset depletion/utilization using a biz acct. The $1.5MM was seasoned for > 30 days in Brws personal XX acct XXre being transferred to his LLC's business acct XXpril. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CT	Primary Residence	PurXX	NA	N/A	N/A	8923616
213	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE6763	2026-05-18 15:34	2026-05-18 15:47	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income documentation does not meet guidelines	Waived-Originator exception granted to allow business bank account for asset depletion. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-05/XX/2026 Open-Bank acct XXg used for Asset Utilization is a business account in the name of Brws LLC. Guidelines require Personal funds in the borrower's name only. Business funds and joint accounts with individuals not on the loan are not eligible. - Due Diligence Vendor-05/XX/2026		Waived-Originator exception granted to allow business bank account for asset depletion. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 712 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64	- 24 months credit history exceeds minimum required - FICO over 20 points required - Years on job 15		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CT	Primary Residence	PurXX	NA	Originator Post-Close	Yes	9259669
160	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other
242	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	PurXX	NA
206	XX		XX	C	B	C	B	A	A	A	A	Closed	FCRE6777	2026-04-28 13:40	2026-05-07 17:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Acreage exceeds guidelines	Waived-Originator provided a waiver for 5.87 reserves < 6 months, applied to non material finding with comp factors - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with XX acres - Seller-05/XX/2026 Open-Per the appraisal, property is XX acres which exceeds the XX XX DSCR matrix allowance of up to 5 acres. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with XX acres - Seller-05/XX/2026	Waived-Originator provided a waiver for 5.87 reserves < 6 months, applied to non material finding with comp factors - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - borrower has 2 accounts with 0x30x38+ months DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.003%.	3+ months reserves above minimum 24+ month credit history exceeds minimum required	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	PurXX	NA	Originator Post-Close	No	8925695
206	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1248	2026-04-29 08:27	2026-05-04 11:27	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved- The loan term was 6 months at 10% Interest Rate with a flat rate of interest of $28,842.95 - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached documentation to support the loan was not in default and UW Manager Certification screenshot. - Seller-04/XX/2026
Counter-LOE and payoff provided.  Loan is in default as $28,842.957 interest was due per the payoff.  Guidelines state maximum 1 month of interest.  Payoff statement states foreclosure proceeding are set for 04/2026. - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. XX XX does not have restrictions for Non-Arm's Length Transactions. See attached Matrix and LOE regarding relationship and payoff demand. - Seller-04/XX/2026
																							Open-Non-Arm's Length Transactions Not Allowed for Program The contract of sale reflects a 25% gift of equity and the settlement statement reflects gift funds in the amount of $164,935.90. Per guidelines, a Letter of Explanation regarding the relationship between the parties is required. in addition, proof of non-default on any existing mortgage(s) is required: Can be provided by one of the following: VOM, Most recent mortgage statement, payoff demand not exceeding 1 months interest. The file contains an email stating the payoff demand is attached; however, it was not located in the file. Additional findings may apply. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached documentation to support the loan was not in default and UW Manager Certification screenshot. - Seller-04/XX/2026 Ready for Review-Document Uploaded. XX XX does not have restrictions for Non-Arm's Length Transactions. See attached Matrix and LOE regarding relationship and payoff demand. - Seller-04/XX/2026	Resolved- The loan term was 6 months at 10% Interest Rate with a flat rate of interest of $28,842.95 - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - borrower has 2 accounts with 0x30x38+ months DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.003%.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	PurXX	NA	N/A	N/A	8943711
206	XX		XX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-04-28 13:08	2026-04-30 14:27	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-04/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 months proof of rent payments for borrower's primary residence or VOR. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-04/XX/2026	Credit history exceeds minimum required - borrower has 2 accounts with 0x30x38+ months DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.003%.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	PurXX	NA	N/A	N/A	8924534
175	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-04-29 11:45	2026-05-01 15:06	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing housing history. Borrower is a FTHB - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 799 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MD	Primary Residence	PurXX	NA	N/A	N/A	8950165
175	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-29 10:06	2026-05-01 15:05	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached VOR for Primary - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history for the borrower's primary residence. Subject to additional conditions. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached VOR for Primary - Seller-04/XX/2026	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 799 LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MD	Primary Residence	PurXX	NA	N/A	N/A	8946349
218	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE8611	2026-04-29 20:08	2026-05-11 17:14	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received request to clear. Condition re 5/XX/2025 $510,681.67 proceeds/ transfer from escrow ( sale of real estate) deposit excluded as is not related to the business. Change in income from $438,711.23 to $390,348.74. DTI remains within GL - Due Diligence Vendor-05/XX/2026

Ready for Review-Please clear  - Seller-05/XX/2026

Counter-It appears the review is not able to determine if the deposit is recurring income. - Due Diligence Vendor-05/XX/2026

Ready for Review-Lender notes NON Qm section 9.3 states Source of large deposit is not required to be documented. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026

																							Open-Provide Source. Large Deposit May 12th, 2025 is labeled Seller Proceeds Unable to determine the source based on the Borrower Business. Additional conditions may be applied if this income can not be used. - Due Diligence Vendor-04/XX/2026	Ready for Review-Please clear - Seller-05/XX/2026 Ready for Review-Lender notes NON Qm section 9.3 states Source of large deposit is not required to be documented. Please expedite this to be cleared as soon as possible - Seller-04/XX/2026	Resolved-Received request to clear. Condition re 5/XX/2025 $510,681.67 proceeds/ transfer from escrow ( sale of real estate) deposit excluded as is not related to the business. Change in income from $438,711.23 to $390,348.74. DTI remains within GL - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 723. Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 9.81%. Required is 50.49 Borrower has 9.81			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8963040
218	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-04-29 14:17	2026-05-04 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing history was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached VORs for 9.2024-2025 XX - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 months rental history with 0x30 months. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached VORs for 9.2024-2025 PRIMARY XXand 8.2025 to present @XX - Seller-04/XX/2026	Resolved-Housing history was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 723. Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 9.81%. Required is 50.49 Borrower has 9.81		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8955506
218	XX		XX	C	B	C	A	C	B	A	A	Closed	FCOM3957	2026-04-28 16:12	2026-05-01 13:42	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Received LE 03/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. See attached - Seller-04/XX/2026 Open------ Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date 04/XX/2027. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-04/XX/2026	Resolved-Received LE 03/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 723. Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 9.81%. Required is 50.49 Borrower has 9.81		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8930432
218	XX		XX	C	B	C	A	C	B	A	A	Closed	FCOM1302	2026-04-28 15:09	2026-04-28 15:12	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Home Loan Toolkit Not Provided Within 3 Days of Application Date	Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '13'). -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Home Loan Toolkit was not provided within 3 days of the Application Date (Number of Days Difference is '13'). -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 723. Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 9.81%. Required is 50.49 Borrower has 9.81			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	Originator Post-Close	No	8928576
176	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	No Cash Out - Borrower Initiated
225	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA
173	XX		XX	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-05-01 15:06	2026-07-07 14:29	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received April Bank statement. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Document Uploaded. Please see attached Bank Statement #xxx sowing total deposit of $17,070.04. This document was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing April's Bank Statement to calculate the income. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. Please see attached Bank Statement #xxx sowing total deposit of $17,070.04. This document was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026	Resolved-Received April Bank statement. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 640 Borrower has 662. Required is 640 Borrower has 662 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 26.93%. Required is 50.49 Borrower has 26.93		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AL	Primary Residence	PurXX	NA	N/A	N/A	9005574
173	XX		XX	D	B	D	A	C	B	A	A	Closed	FCRE7805	2026-05-01 15:05	2026-05-05 14:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Received April bank statement. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached Bank Statement #xxx sowing total deposit of $17,070.04. This document was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026 Open-Provide April Bank Statement with account ending in XX5 to Support $17,070.04. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached Bank Statement #xxx sowing total deposit of $17,070.04. This document was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026	Resolved-Received April bank statement. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 640 Borrower has 662. Required is 640 Borrower has 662 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 26.93%. Required is 50.49 Borrower has 26.93		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AL	Primary Residence	PurXX	NA	N/A	N/A	9005558
173	XX	XX	D	B	D	A	C	B	A	A	Closed	finding-3352	2026-04-30 14:13	2026-05-04 10:06	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/XX/2026		Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 640 Borrower has 662. Required is 640 Borrower has 662 Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 26.93%. Required is 50.49 Borrower has 26.93			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	AL	Primary Residence	PurXX	NA	Originator Post-Close	No	8976328
201	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0099	2026-04-29 15:28	2026-05-04 10:49	Resolved	1 - Information	C	A	Credit	Eligibility	Discrepancy between Condo Questionnaire and Appraisal	Resolved-The Condominium Questionnaire is the primary source document for project information analysis. - Due Diligence Vendor-05/XX/2026

Ready for Review-Revised appraisal report dated 4-03-26 shows 144 units and 144 units completed. Please clear this finding.  - Seller-04/XX/2026

Ready for Review-The condo project questionnaire indicates a total of 524 units, all of which are reported as sold and closed as of 04/XX/2026.

The appraisal report reflects a total of 72 units, with 72 units completed as of the appraisal date of 04/XX/2026.

The variance between the two reports appears to be due to differing scopes of reporting. The condo questionnaire reflects the entire project, while the appraisal appears to reference a specific phase or subset of the project completed as of the effective date.

Conclusion:
Based on the condo questionnaire, the project demonstrates full sellout (524 units sold and closed). The appraisal data is limited to a portion of the project and does not contradict the overall project status. Please clear this finding.  - Seller-04/XX/2026

Open-provide proof of units sold. Condo questionnaire indicates 524 units with 0 sold and appraisal indicates a total of 144 units and 144 units sold. Subject to additional conditions. - Due Diligence Vendor-04/XX/2026	Ready for Review-Revised appraisal report dated 4-03-26 shows 144 units and 144 units completed. Please clear this finding. - Seller-04/XX/2026

 Ready for Review-The condo project questionnaire indicates a total of 524 units, all of which are reported as sold and closed as of 04/XX/2026.

The appraisal report reflects a total of 72 units, with 72 units completed as of the appraisal date of 04/XX/2026.

The variance between the two reports appears to be due to differing scopes of reporting. The condo questionnaire reflects the entire project, while the appraisal appears to reference a specific phase or subset of the project completed as of the effective date.

Conclusion:
Based on the condo questionnaire, the project demonstrates full sellout (524 units sold and closed). The appraisal data is limited to a portion of the project and does not contradict the overall project status. Please clear this finding.  - Seller-04/XX/2026

																									Resolved-The Condominium Questionnaire is the primary source document for project information analysis. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8957624
201	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE7347	2026-04-29 15:15	2026-05-04 10:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved- First month's rent of $2,650 and security deposit of $350 was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached lease agreement, 1st month's rent payment of $2,650 and receipt of security deposit of $350 totaling $3K. This document was uploaded to your system. Please clear this finding. - Seller-04/XX/2026 Open-Provide proof of first month's rent of $2,650 and security deposit of $345 for new lease dated prior to note date. Subject to additional conditions. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached lease agreement, 1st month's rent payment of $2,650 and receipt of security deposit of $350 totaling $3K. This document was uploaded to your system. Please clear this finding. - Seller-04/XX/2026	Resolved- First month's rent of $2,650 and security deposit of $350 was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8957019
201	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1180	2026-04-29 07:35	2026-05-04 10:43	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached HO6 Insurance Policy that was uploaded to your system, Please clear this finding. - Seller-04/XX/2026 Open-HO-6 Insurance Policy is Missing Please provide proof of Hazard Insurance - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached HO6 Insurance Policy that was uploaded to your system, Please clear this finding. - Seller-04/XX/2026	Resolved-HO-6 Insurance Policy was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8942876
201	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-04-29 07:44	2026-05-04 10:42	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared - Due Diligence Vendor-05/XX/2026

Ready for Review-Confirmed. The final DV Report reflects a 1000 pass score for ID Verify, App Verify, and Property Verify.

The report does include three UDM alerts; however, the associated payment increases are minimal. Additionally, this loan is a DSCR investment property purXX, and qualification is not based on debt-to-income (DTI), reducing the material impact of these alerts on the overall risk assessment.

The identified UDM alerts do not present a material risk to the loan and are considered acceptable given the DSCR loan structure and overall DV findings. Please clear this finding.  - Seller-04/XX/2026

Open-Fraud Report Shows Uncleared Alerts Provide fraud report showing cleared alerts. Report shows outstanding alerts - Due Diligence Vendor-04/XX/2026	Ready for Review-Confirmed. The final DV Report reflects a 1000 pass score for ID Verify, App Verify, and Property Verify.

The report does include three UDM alerts; however, the associated payment increases are minimal. Additionally, this loan is a DSCR investment property purXX, and qualification is not based on debt-to-income (DTI), reducing the material impact of these alerts on the overall risk assessment.

The identified UDM alerts do not present a material risk to the loan and are considered acceptable given the DSCR loan structure and overall DV findings. Please clear this finding.  - Seller-04/XX/2026

																									Resolved-All Fraud Report Alerts have been cleared - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8943000
201	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-04-29 07:44	2026-05-04 10:42	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	=	Ready for Review-Document Uploaded. Please see attached Final DV Report -LPA for loan title holder company which is XX. No matches found. Please clear this finding - Seller-04/30/2026	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-05/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8943001
201	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0179	2026-04-29 07:50	2026-05-04 10:39	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-UW Attestation was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached PC 1008- Warrantable Condo. Please clear this finding. - Seller-04/XX/2026 Open-UW Attestation/Docs stating warrantability are missing. Please provide proof of warrantable/non-warrantable - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached PC 1008- Warrantable Condo. Please clear this finding. - Seller-04/XX/2026	Resolved-UW Attestation was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8943077
234	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-04-29 08:04	2026-05-07 13:01	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC has been checked and cleared all parties - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-OFAC Check Not Completed and/or Cleared OFAC must be check and confirm no in Ofac List. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-OFAC has been checked and cleared all parties - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Reserves Required 6 Verified 12.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	8943290
234	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1201	2026-04-29 08:04	2026-05-07 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Received updated Fraud report. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Counter-Received and reviewed Fraud Report. Missing LDP/EPLS/OFAC for XX - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Missing Third Party Fraud Report Third Party Fraud Report not Provided, Provided a complete Fraud Report. Fraud Report must shows OFAC Check and completed and cleared and All Interested Parties Checked with Exclusionary Lists. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received updated Fraud report. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Reserves Required 6 Verified 12.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	8943291
234	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-04-29 08:16	2026-05-01 15:08	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH Form is fully executed by borrower - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received ACH Form is fully executed by borrower - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Months Reserves exceed minimum required - Reserves Required 6 Verified 12.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	8943505
194	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other
216	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-29 12:50	2026-05-01 13:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Received VOR 0x30 for 4+ months prior to b1 owning same property, CBR reflects 0x30next due 03/2026+mortgage servicer reflecting payment made 3/XX/2026 and loan next due 4/XX/2026 - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please note, this is a closed and funded loan and the complete file has already been uploaded to the TPR system.

A Verification of Rent (VOR) is included in the imaged file for the borrower’s previous primary residence located at XX.

The VOR reflects rental history from August 2024 through July 2025, exceeding the minimum 4-month housing history requirement, and documents satisfactory payment history with no delinquencies reported.

Additionally, this former rental property is now owned by the borrower.

Based on the documentation already provided in the file, the housing history requirement has been met. We respectfully request this condition be cleared.  - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Provide satisfactory rental history for previous primary residence. A minimum of 4 months must be provided. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please note, this is a closed and funded loan and the complete file has already been uploaded to the TPR system.

A Verification of Rent (VOR) is included in the imaged file for the borrower’s previous primary residence located at XX.

The VOR reflects rental history from August 2024 through July 2025, exceeding the minimum 4-month housing history requirement, and documents satisfactory payment history with no delinquencies reported.

Additionally, this former rental property is now owned by the borrower.

Based on the documentation already provided in the file, the housing history requirement has been met. We respectfully request this condition be cleared.  - Seller-04/XX/2026
																									Resolved-Received Received VOR 0x30 for 4+ months prior to b1 owning same property, CBR reflects 0x30next due 03/2026+mortgage servicer reflecting payment made 3/XX/2026 and loan next due 4/XX/2026 - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.77		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA	N/A	N/A	8952932
208	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-04-29 08:43	2026-07-07 15:56	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow rent free borrower on investment loan, Non-material waiver applied with comp factors. non-material due to FICO and DTI. - Due Diligence Vendor-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Lender Exception in file for borrower living rent free. - Due Diligence Vendor-04/XX/2026		Waived-Originator exception granted to allow rent free borrower on investment loan, Non-material waiver applied with comp factors. non-material due to FICO and DTI. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 LTV is less than guideline maximum - Required is 80 Borrower has 61.25 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.34	FICO + 20 above min DTI + 5% below max		ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	8943997
208	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1764	2026-04-29 08:58	2026-05-04 13:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-VOM was provided. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/XX/2026

Open-Also missing Verification of Mortgage on Subject Property. Per guides, Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and reviewed for delinquencies in the last 12months. For the subject property, evidence must be obtained mortgage is current at time of the closing date. If a complete 12-month mortgage history is not reported on the credit report, one of the following must be used to complete the borrower’s payment history:
o Mortgage Payments
▪ VOM (Verification of Mortgage)
▪ Loan payment history from the loan servicer
▪ Credit supplement
▪ Proof of mortgage payment (e.g., canceled check, ACH payment, bank transfer, etc.)
																							▪ For Private Mortgages, provide a fully executed VOM - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-VOM was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 LTV is less than guideline maximum - Required is 80 Borrower has 61.25 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.34		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8944232
208	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7347	2026-04-29 09:00	2026-05-04 13:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Updated 1008 and 1003 provided removing the rental income. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded.  Please see attached updated 1008 and 1003 showing rents amount not used / removed since not needed to qualify.  - Seller-04/XX/2026

																							Open-Per guides, in all instances when utilizing rental income, 100% of the verified monthly rental income can be used. Borrowers using rental from investment properties not associated with the borrower’s business may do so by providing an active current lease together with proof of rent payments received for the most recent 2 months. Missing evidence of lease + proof of rent payments. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached updated 1008 and 1003 showing rents amount not used / removed since not needed to qualify. - Seller-04/XX/2026	Resolved-Updated 1008 and 1003 provided removing the rental income. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 LTV is less than guideline maximum - Required is 80 Borrower has 61.25 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.34		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8944305
208	XX		XX	D	B	D	B	A	A	A	A	Closed	FCRE1964	2026-04-29 08:30	2026-05-04 13:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-April 2025 was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-Missing April 2025 statement evidencing deposits used in qualifying income, less any applicable exclusions. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-April 2025 was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 796 LTV is less than guideline maximum - Required is 80 Borrower has 61.25 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.34		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8943776
190	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-28 17:06	2026-05-26 12:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received proof of Housing History for Subject. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded.  - Seller-05/XX/2026
Ready for Review-Document Uploaded. Please see attached VOM for subject investment property. No issues found. - Seller-05/XX/2026
Counter-Received payment history for primary residence however missing VOM for Subject property. Finding remains - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached 15 months payment history from 1-2025 to 3-2026 for the primary residence at XX XX that was uploaded to your system. Please clear this finding.  - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing VOM - 12 months payment history on primary residence.
																							Missing VOM-for Subject property, no pay history verified. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached VOM for subject investment property. No issues found. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached 15 months payment history from 1-2025 to 3-2026 for the primary residence at XX that was uploaded to your system. Please clear this finding. - Seller-04/XX/2026	Resolved-Received proof of Housing History for Subject. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - LTV is less than guideline maximum - . Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	8931951
170	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other
240	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0010	2026-04-29 13:00	2026-05-20 10:26	Resolved	1 - Information	C	A	Credit	Income/Employment	Missing most recent 2 months	Resolved-Received rent ledger showing payment received from Tenant (name matches lease) - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached verified Security $4,500 and $9,000 Rents via Rentredi.  Please expedite this to be cleared as soon as possible  - Seller-05/XX/2026

Counter-When the Lease is greater than 20%, the higher Lease amount may be used with 2 months current proof of receipt of the higher rental income - Due Diligence Vendor-05/XX/2026

Ready for Review-Lender notes this loan scenario meets DSCR Guideline 3.5 - There is no vacancy factor and the gross rents shown on the 1007 may be used on either PurXX or Refinance transactions, 100% vacancy allowed on 1-4 unit properties. No further docs are required, Please expedite this to be cleared as soon as possible  - Seller-04/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/XX/2026

Open-of receipt of the rental income from the subject property to be eligible to use the higher lease amount. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached verified Security $4,500 and $9,000 Rents via XX. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
 Ready for Review-Lender notes this loan scenario meets DSCR Guideline 3.5 - There is no vacancy factor and the gross rents shown on the 1007 may be used on either PurXX or Refinance transactions, 100% vacancy allowed on 1-4 unit properties. No further docs are required, Please expedite this to be cleared as soon as possible  - Seller-04/XX/2026
 Ready for Review-Document Uploaded. Please see attached  - Seller-04/XX/2026
																									Resolved-Received rent ledger showing payment received from Tenant (name matches lease) - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 LTV is less than guideline maximum - Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.066 Required is 0.8 Borrower has 1.066		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other	N/A	N/A	8953174
240	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-29 11:02	2026-05-08 14:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided. It also another property. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. disagree, lender notes Payoff demand verified amount due for XX.  Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-VOM provided with current balance of $XX; however, the final CD reflects a balance of $XX was paid off. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-04/XX/2026
																							Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject property lien. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. disagree, lender notes Payoff demand verified amount due for XX. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-VOM provided. It also another property. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 LTV is less than guideline maximum - Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.066 Required is 0.8 Borrower has 1.066		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other	N/A	N/A	8948502
240	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-04-29 11:12	2026-05-04 11:10	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Asset statement provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-Audited Reserves of 2.32 month(s) are less than Guideline Required Reserves of 6 month(s) Cannot use statements in file. Appears they are corrupted. Cannot determine borrowers assets and funds from proceeds show we are still short. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-Asset statement provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 LTV is less than guideline maximum - Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.066 Required is 0.8 Borrower has 1.066		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other	N/A	N/A	8948817
240	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1491	2026-04-29 11:07	2026-05-04 11:09	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset statement provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-Asset Qualification Does Not Meet Guideline Requirements Cannot use statements in file. Appears they are corrupted. Cannot determine borrowers assets and funds from proceeds show we are still short. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-Asset statement provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 LTV is less than guideline maximum - Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.066 Required is 0.8 Borrower has 1.066		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other	N/A	N/A	8948695
240	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-04-29 11:06	2026-05-04 10:57	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached DV showing the Appraiser search - Seller-04/XX/2026 Open-OFAC Check Not Completed and/or Cleared Appraiser and appraisal company not searched. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached DV showing the Appraiser search - Seller-04/XX/2026	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 LTV is less than guideline maximum - Required is 80 Borrower has 75 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.066 Required is 0.8 Borrower has 1.066		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other	N/A	N/A	8948652
217	XX		XX	C	A	C	A	A	A	C	A	Closed	FPRO1257	2026-04-29 11:44	2026-05-01 11:49	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Primary Property Value is substantiated, by the presence of an additional valuation within -10% variance to the Primary. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. No secondary review product in file. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Primary Property Value is substantiated, by the presence of an additional valuation within -10% variance to the Primary. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - 7 months reserves exceeds 0 months required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.004 Required is 0.8 Borrower has 1.004		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8950136
217	XX		XX	C	A	C	A	A	A	C	A	Closed	FCRE1440	2026-04-29 12:11	2026-05-01 11:47	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject lien. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received VOM 0x30. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - 7 months reserves exceeds 0 months required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.004 Required is 0.8 Borrower has 1.004		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8951220
217	XX		XX	C	A	C	A	A	A	C	A	Closed	FCRE1491	2026-04-29 12:19	2026-05-01 11:46	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026 Ready for Review-We respectfully disagree. The assets from this account were not used or required for closing or reserves; therefore, the expired statements are irrelevant. - Seller-04/XX/2026 Open-Asset Qualification Does Not Meet Guideline Requirements XX bank statement XX is too old. Exceeds 120 day age of document requirement. - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. The assets from this account were not used or required for closing or reserves; therefore, the expired statements are irrelevant. - Seller-04/XX/2026	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - 7 months reserves exceeds 0 months required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.004 Required is 0.8 Borrower has 1.004			ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8951660
217	XX		XX	C	A	C	A	A	A	C	A	Closed	FCRE1205	2026-04-29 12:13	2026-05-01 11:44	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud + OFAC Check for XX. not same party as settlement agent. OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-OFAC Check Not Completed and/or Cleared Missing searches for appraiser and appraisal company. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received Fraud + OFAC Check for XX, OPM healthcare. not same party as settlement agent. OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - 7 months reserves exceeds 0 months required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.004 Required is 0.8 Borrower has 1.004		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8951289
235	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-29 19:00	2026-05-12 14:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Rent free letter and property profile. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached rent free letter and property profile report. Please clear this finding.  - Seller-05/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements The borrower currently lives rent free with no primary housing expense. The guidelines state a rent-free letter is required. The signor must be the property owner or lessee and must provide evidence of ownership or their lease. The loan file is missing the letter and the signor's evidence of ownership or their lease. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached rent free letter and property profile report. Please clear this finding. - Seller-05/XX/2026	Resolved-Received Rent free letter and property profile. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759 Qualifying DTI below maximum allowed - Required is 45 Borrower has 28.51		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8962558
237	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1197	2026-04-29 14:11	2026-05-07 12:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Received 3 leases to confirm 75% occupied. Audited FICO of 687 is greater than or equal to Guideline FICO of 680 - Due Diligence Vendor-05/XX/2026

Ready for Review-The minor discrepancy does not negate the fact that three units are leased the loan meets the vacancy factor. Additionally, the DSCR ratio would only be recued to 1.315 using the $1350 rent instead of $1600. Therefore, the issue is immaterial. - Seller-05/XX/2026

Counter- Received borrower lox pointing out discrepancies between 1025 rent schedule and leases. Awaiting revised appraisal report. Pending revised appraisal/ determination of occupancy. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Three units are leased. Please see attached signed lease agreements and support documents. - Seller-05/XX/2026

Counter-Per the 1008 - The 1008 indicated NOT Following Vacant overlay as per mgmt if 75% of the units are occupied, then no need to hit with Vacant overlay. Subject is 50% occupied. If an additional unit was rented prior to close, please provide the lease agreement and 1st months rent and deposit. Finding remains. - Due Diligence Vendor-05/XX/2026

Ready for Review-XX policy is to view a property as vacant when less than 50% of the units are occupied.  Since the loan file has evidence 3 of the 4 units are occupied, vacant property overlay's are not required to be met.    - Seller-04/XX/2026

Open-Audited FICO of 687 is less than Guideline FICO of 700 Per Cup XX DSCR guidelines, minimum FICO for vacant refinance is 700 - Due Diligence Vendor-04/XX/2026	Ready for Review-The minor discrepancy does not negate the fact that three units are leased the loan meets the vacancy factor. Additionally, the DSCR ratio would only be recued to 1.315 using the $1350 rent instead of $1600. Therefore, the issue is immaterial. - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Three units are leased. Please see attached signed lease agreements and support documents. - Seller-05/XX/2026

 Ready for Review-XX policy is to view a property as vacant when less than 50% of the units are occupied.  Since the loan file has evidence 3 of the 4 units are occupied, vacant property overlay's are not required to be met.    - Seller-04/XX/2026

																									Resolved-Received 3 leases to confirm 75% occupied. Audited FICO of 687 is greater than or equal to Guideline FICO of 680 - Due Diligence Vendor-05/XX/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - NA Required is 0.8 Borrower has 1.454 DSCR % greater than 1.20 - DSCR is greater than 1.20% at 1.454%. Months Reserves exceed minimum required - 8 months reserves; 6 months reserves required. Long term residence - Borrower at primary residence for 14 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	N/A	N/A	8955369
237	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-04-29 14:11	2026-05-07 12:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Finding applied to non-material finding with reviewed compensating factors as the LTV variance is .13%. - Due Diligence Vendor-05/XX/2026

Counter-3 lease agreements provided, however 75.13% exceeds the maximum of 75% allowed for cash out with a credit score 687. - Due Diligence Vendor-05/XX/2026

Ready for Review-The minor discrepancy does not negate the fact that three units are leased the loan meets the vacancy factor. Additionally, the DSCR ratio would only be recued to 1.315 using the $1350 rent instead of $1600. Therefore, the issue is immaterial. - Seller-05/XX/2026

Counter-Received borrower lox pointing out discrepancies between 1025 rent schedule and leases. Please have appraiser review and revise appraisal report as applicable and submit the revised report for audit review. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded.  Three units are leased. Please see attached signed lease agreements and support documents. - Seller-05/XX/2026

Counter-Per the 1008 - The 1008 indicated NOT Following Vacant overlay as per mgmt if 75% of the units are occupied, then no need to hit with Vacant overlay. Subject is 50% occupied.  If an additional unit was rented prior to close, please provide the lease agreement and 1st months rent and deposit. Finding remains.  - Due Diligence Vendor-05/XX/2026

Ready for Review-XX policy is to view a property as vacant when less than 50% of the units are occupied.  Since the loan file has evidence 3 of the 4 units are occupied, vacant property overlay's are not required to be met.    - Seller-04/XX/2026

Open-Audited LTV of 75.13% exceeds Guideline LTV of 60% Per Cup XX DSCR guidelines, max LTV for vacant refinance is 60%. Borrower LTV is 75.13%. - Due Diligence Vendor-04/XX/2026	Ready for Review-The minor discrepancy does not negate the fact that three units are leased the loan meets the vacancy factor. Additionally, the DSCR ratio would only be recued to 1.315 using the $1350 rent instead of $1600. Therefore, the issue is immaterial. - Seller-05/XX/2026

 Ready for Review-Document Uploaded.  Three units are leased. Please see attached signed lease agreements and support documents. - Seller-05/XX/2026

 Ready for Review-XX policy is to view a property as vacant when less than 50% of the units are occupied.  Since the loan file has evidence 3 of the 4 units are occupied, vacant property overlay's are not required to be met.    - Seller-04/XX/2026

																									Waived-Finding applied to non-material finding with reviewed compensating factors as the LTV variance is .13%. - Due Diligence Vendor-05/XX/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - NA Required is 0.8 Borrower has 1.454 DSCR % greater than 1.20 - DSCR is greater than 1.20% at 1.454%. Months Reserves exceed minimum required - 8 months reserves; 6 months reserves required. Long term residence - Borrower at primary residence for 14 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	8955371
237	XX		XX	C	B	C	B	A	A	A	A	Closed	FCRE1204	2026-04-29 13:39	2026-05-01 14:36	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received Fraud report with all required alerts addressed. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026 Open-Fraud Report Shows Uncleared Alerts Provide cleared fraud report. Multiple uncleared alerts including Borrower property ownership, Conflict of Interest between lender/broker and land use input. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received Fraud report with all required alerts addressed. - Due Diligence Vendor-05/XX/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - NA Required is 0.8 Borrower has 1.454 DSCR % greater than 1.20 - DSCR is greater than 1.20% at 1.454%. Months Reserves exceed minimum required - 8 months reserves; 6 months reserves required. Long term residence - Borrower at primary residence for 14 years.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	N/A	N/A	8954341
243	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-04-29 14:35	2026-05-01 15:13	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Legal description missing from mortgage. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/XX/2026	Resolved-Received Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 745. Required is 700 Borrower has 745 DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.074%. Required is 0.8 Borrower has 1.074		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NV	Investment	Refinance	Cash Out - Other	N/A	N/A	8956054
159	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other
156	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other
214	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
239	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	PurXX	NA
238	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA
241	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-04-30 10:28	2026-05-04 12:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History was provided. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing evidence of 12 months housing history on borrower's current primary. Per guides, a Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and will be reviewed for delinquencies over the most recent 12 months. Rental Payments: VOR (preferred; no additional documentation required). If a VOR cannot be obtained, an executed lease agreement plus either 12 months of bank statements reflecting recurring rent debits or 12 months of canceled checks may be used. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Housing History was provided. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 770 Required is 680 Borrower has 770 Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.06 Required is 50 Borrower has 26.06		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8970367
241	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-04-29 14:03	2026-05-01 14:17	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LOE explaining decrease in lender credit. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Disagree- see attached  - Seller-04/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20,279.05) does not exceed or equal the comparable sum of specific and non-specific lender credits ($20,368.38). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $20,368.38 to $20,279.05 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $89.33, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Disagree- see attached - Seller-04/XX/2026	Resolved-Received LOE explaining decrease in lender credit. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 770 Required is 680 Borrower has 770 Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.06 Required is 50 Borrower has 26.06		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8955079
228	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-04-30 08:58	2026-05-12 12:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report was provided. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-Borrower 1 Credit Report is Missing. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Borrower 1 Credit Report was provided. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - DTI of 43.91% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 43.91		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8968238
199	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
145	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-04-30 12:00	2026-05-08 14:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received Title Document is fully Present - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached Prelim Title report that was already uploaded to your system. Please clear this finding. - Seller-05/XX/2026 Open-Title Document is missing Title Report is missing from loan file. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached Prelim Title report that was already uploaded to your system. Please clear this finding. - Seller-05/XX/2026	Resolved-Received Title Document is fully Present - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 721 Required is 640 Borrower has 721 LTV is less than guideline maximum - Required is 85 Borrower has 75 Required is 85 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	PurXX	NA	N/A	N/A	8973091
227	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-04-30 13:59	2026-05-04 14:06	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Upon further review, the Business Entity Formation Document was provided. - Due Diligence Vendor-05/XX/2026
Ready for Review-This is a formal rebuttal regarding the request for an IRS-issued EIN confirmation letter (CP 575 or 147C) for XX.

The FEI/EIN (XX) was previously reviewed and accepted based on the official XX record during the underwriting process. The file has since been fully closed and funded.

Given that the EIN was already validated and accepted through the established review process, the request for additional IRS-issued EIN verification at this post-closing stage appears to be unnecessary and outside the scope of the original documentation requirements.

Accordingly, we respectfully request that the requirement for an IRS EIN confirmation letter be waived and that the existing Sunbiz record and previously accepted EIN be deemed sufficient for file completion. Please clear this finding. - Seller-05/XX/2026
Open-The Business Entity Formation Document is Missing. Missing EIN number for entity. - Due Diligence Vendor-04/XX/2026	Ready for Review-This is a formal rebuttal regarding the request for an IRS-issued EIN confirmation letter (CP 575 or 147C) for XX.

The FEI/EIN (XX) was previously reviewed and accepted based on the official Florida Division of Corporations (Sunbiz) record during the underwriting process. The file has since been fully closed and funded.

Given that the EIN was already validated and accepted through the established review process, the request for additional IRS-issued EIN verification at this post-closing stage appears to be unnecessary and outside the scope of the original documentation requirements.

Accordingly, we respectfully request that the requirement for an IRS EIN confirmation letter be waived and that the existing Sunbiz record and previously accepted EIN be deemed sufficient for file completion. Please clear this finding. - Seller-05/XX/2026
																									Resolved-Upon further review, the Business Entity Formation Document was provided. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	8975919
151	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1248	2026-04-30 16:02	2026-05-08 16:15	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved-Received the updated payoff demand with an expiration date of 5/XX/26. The payoff supports the loan was not in default at the time of closing. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. We respectfully disagree. The mortgage was not in default at time of closing. Please see attached updated demand letter prior to closing. - Seller-05/XX/2026
Counter-Subject is a non-arms length transaction.  Per the guidelines, proof of non-default on any existing mortgage is required verified by one of the following VOM, most recent mortgage statement, payoff demand not exceeding 1 months.  interest.  Payoff demand received and doers not list interest separately.   Payoff demand expired on 3/XX/26 and states a late fee will be charged if received after 3/XX/26.  Payoff breakdown on the seller CD reflects interest is being paid from 3/XX/26 to 4/XX/26, greater than 1 months interest and reflects a late charge is being collected supporting the mortgage was in default(per the guidelines) at time of closing. - Due Diligence Vendor-05/XX/2026
Ready for Review-Seller's ownership is verified by the fact that the seller, XX, was the owner on title. A signature by the company CEO does not require additional support documentation. - Seller-05/XX/2026
Counter-Missing verification of ownership of the company/Seller, corporate resolutions allow TR to execute legal documents on behalf of the corporation to refinance the property, please provide corporate resolution allowing TR to sell the subject property.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-05/XX/2026
																							Open-Non-Arm's Length Transactions Not Allowed for Program Allowed cousin giving a gift. Proof of non-default on any existing mortgage(s) is required. Verification of ownership of gift donor is required. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree. The mortgage was not in default at time of closing. Please see attached updated demand letter prior to closing. - Seller-05/XX/2026 Ready for Review-Seller's ownership is verified by the fact that the seller, XX, was the owner on title. A signature by the company CEO does not require additional support documentation. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received the updated payoff demand with an expiration date of 5/XX/26. The payoff supports the loan was not in default at the time of closing. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8979438
151	XX		XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-04-30 15:53	2026-05-04 14:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide Rental History for 12 months 0x30. Additional conditions may be applied. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8979254
151	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3625	2026-04-30 12:28	2026-05-04 11:30	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Corrected CD uplo - Seller-05/XX/2026

																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Appraisal Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 04/XX/2027 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Corrected CD uplo - Seller-05/XX/2026	Resolved-Received PCCD correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8973872
151	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-04-29 15:38	2026-05-04 11:30	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Upon further review, no addiotnal documentation required. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded.  Per our XX guide, this loan is not HPML. This loan has an appraisal and the impounds are waived. This is allowed on a 1st purXX. - Seller-05/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ---------Statute of limitations – One year; Expiration date: 04/XX/2027 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Per our XX guide, this loan is not HPML. This loan has an appraisal and the impounds are waived. This is allowed on a 1st purXX. - Seller-05/XX/2026	Resolved-Upon further review, no addiotnal documentation required. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8957961
151	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3343	2026-04-29 15:38	2026-05-04 11:30	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Required Escrow Account Test	Resolved-Upon further review, no addiotnal documentation required, finding resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Our XX does not show this is HPML. This loan has an appraisal and the impounds are waived. This is allowed on a 1st purXX. - Seller-05/XX/2026

																							Open-This loan failed the higher-priced mortgage loan required escrow account test. ( 12 CFR §1026.35(b) )This loan fails to collect reserves for either:The payment of homeowner's insurance and property taxes for properties that are not a condominium, high rise condominium, or planned unit development, orThe loan contains a custom fee with an associated attribute of "escrow or reserves" but the fee does not have a dollar value listed; orThe payment of property taxes for condominium, or high rise condominium, or planned unit development.Except as provided in 1026.35(b)(2) regarding exemptions, a creditor may not extend a higher-priced mortgage loan secured by a first lien on a consumer's principal dwelling unless an escrow account is established before consummation for payment of property taxes and premiums for mortgage-related insurance required by the creditor, such as insurance against loss of or damage to property, or against liability arising out of the ownership or use of the property, or insurance protecting the creditor against the consumer's default or other credit loss.Insurance premiums described in above need not be included in escrow accounts for loans secured by dwellings in condominiums, planned unit developments, or other common interest communities in which dwelling ownership requires participation in a governing association, where the governing association has an obligation to the dwelling owners to maintain a master policy insuring all dwellings.PLEASE NOTE:(1)This test does not consider whether the creditor complies with 12 CFR §1026.35(b)(2)(iii) regarding properties that are located in counties designated as either "rural" or "underserved" by the Consumer Financial Protection Bureau.(2)This test does not account for instances when mortgage insurance reserves must be escrowed based on 12 CFR §1026.35. See Higher-Priced Mortgage Loan Alert (below) for full escrow requirements. -----Statute of limitations – One year; Expiration date: 04/XX/2027 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Our XX does not show this is HPML. This loan has an appraisal and the impounds are waived. This is allowed on a 1st purXX. - Seller-05/XX/2026	Resolved-Upon further review, no addiotnal documentation required, finding resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8957963
151	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3617	2026-04-29 15:38	2026-05-04 10:09	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Attached  - Seller-05/XX/2026

																							Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. -----Final CD shows disbursement date of 04/XX/2026, but closing date is 04/XX/2026. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Attached - Seller-05/XX/2026	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8957964
151	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3939	2026-04-30 12:28	2026-05-04 10:09	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received copy oof initial lock confirmation. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. The loan was locked on 2/23. Lock attached - Seller-05/XX/2026

																							Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 02/XX/2026, 02/XX/2026, 02/XX/2026, 02/XX/2026 and 02/XX/2026. -----Dislcosure advising borrower of revised interest rate and any interest rate dependant charges was not delivered withinthree business days after the interest rate was locked. Statute of Limitations - 3 Years, expiration date 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. The loan was locked on 2/23. Lock attached - Seller-05/XX/2026	Resolved-Received copy oof initial lock confirmation. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 741. Required is 700 Borrower has 741 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 15.22%. Required is 50 Borrower has 15.22		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8973870
164	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-01 11:09	2026-07-07 13:55	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received 12 month satisfactory payment history. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Document Uploaded. Please see attached 12 months mortgage payment history to XX from Mar 15, 2025 to Mar 15,2026 that was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing payment history conditions. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. Please see attached 12 months mortgage payment history to XX from Mar 15, 2025 to Mar 15,2026 that was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026	Resolved-Received 12 month satisfactory payment history. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8999631
164	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE7009	2026-05-01 09:29	2026-05-29 16:21	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received Florida insurance check list. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Subject property is located in Florida with a loan amount of $XX and dwelling coverage of $XX. Please note that Florida Statute 626.9551(1)(e) specifically prohibits lenders from requiring insurance agents or agencies to provide Replacement Cost Estimates (RCE) or other underwriting information as a condition of lending. Additionally, insurance agents are prohibited from providing such information except to the insured customer.

Further, Florida Statute 626.621 provides for disciplinary action against insurance licensees for violations relating to disclosure of underwriting information. As such, an RCE is not available for lender review under Florida law.

The policy provided reflects coverage issued and accepted by the insurance carrier in accordance with Florida insurance regulations and the carrier’s underwriting standards. Replacement cost is not guaranteed on the Checklist of Coverage because Florida statutory restrictions prohibit reliance upon or disclosure of insurer underwriting calculations to third parties in connection with mortgage lending.

Accordingly, we respectfully request this condition be waived and the finding cleared. - Seller-05/XX/2026
Counter-Reviewed the Checklist of Coverage, Replacement Cost is not guaranteed nor is there a RCE included. Finding remains - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached checklist of coverage. No issues found. Please clear this finding. - Seller-05/XX/2026
Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance dwelling coverage is not sufficient - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Subject property is located in Florida with a loan amount of $XX and dwelling coverage of $XX. Please note that Florida Statute 626.9551(1)(e) specifically prohibits lenders from requiring insurance agents or agencies to provide Replacement Cost Estimates (RCE) or other underwriting information as a condition of lending. Additionally, insurance agents are prohibited from providing such information except to the insured customer.

Further, Florida Statute 626.621 provides for disciplinary action against insurance licensees for violations relating to disclosure of underwriting information. As such, an RCE is not available for lender review under Florida law.

The policy provided reflects coverage issued and accepted by the insurance carrier in accordance with Florida insurance regulations and the carrier’s underwriting standards. Replacement cost is not guaranteed on the Checklist of Coverage because Florida statutory restrictions prohibit reliance upon or disclosure of insurer underwriting calculations to third parties in connection with mortgage lending.

Accordingly, we respectfully request this condition be waived and the finding cleared. - Seller-05/XX/2026
 Ready for Review-Document Uploaded. Please see attached checklist of coverage. No issues found. Please clear this finding. - Seller-05/XX/2026
																									Resolved-Received Florida insurance check list. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8996964
164	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3542	2026-04-30 14:25	2026-05-06 10:54	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Resolved-CD was signed. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. *correction* there were two CDs issued on 4/21- Attached as well with the COC - Seller-05/XX/2026

Ready for Review-Document Uploaded. See attached, signed CD and COC from 4/21. They did not mention the decrease in lender credit. It went from a credit of $1789.44 to a discount of $1751.75 - Seller-05/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. ----- Unable to test properly without coc for decrease in lender credit and borrower's acknowledgment of CD issued 4/XX/2026 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. *correction* there were two CDs issued on 4/21- Attached as well with the COC - Seller-05/XX/2026 Ready for Review-Document Uploaded. See attached, signed CD and COC from 4/21. They did not mention the decrease in lender credit. It went from a credit of $1789.44 to a discount of $1751.75 - Seller-05/XX/2026	Resolved-CD was signed. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8976794
164	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-04-30 14:25	2026-05-06 10:54	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received LOE COC for increase in fees. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $219.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $219.50 Mortgage Broker Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $219.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026	Resolved-Received LOE COC for increase in fees. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8976797
164	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-04-30 14:25	2026-05-06 10:48	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for decrease finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. see attached - Seller-05/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,784.48) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,789.44). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $1,789.44 to $1,784.48 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $4.96, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/XX/2029. Please provide acknowledgment of CD issued 4/XX/2026 - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. see attached - Seller-05/XX/2026	Resolved-Received COC for decrease finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8976796
164	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-01 10:17	2026-05-05 14:00	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received mortgage payment ledger for XX showing satifactory payments for previous 12 months. Ledger is tied to mortgage statement by loan number as borrowers name is not listed. Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached 12 months mortgage payment history to XX from Mar 15, 2025 to Mar 15,2026 that was uploaded to your system.  No issues found. Please clear this finding.  - Seller-05/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing VOM - Provide 12 months payment history on subject property Mortgage. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached 12 months mortgage payment history to XX from Mar 15, 2025 to Mar 15,2026 that was uploaded to your system. No issues found. Please clear this finding. - Seller-05/XX/2026	Resolved-Received mortgage payment ledger for XX showing satifactory payments for previous 12 months. Ledger is tied to mortgage statement by loan number as borrowers name is not listed. Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8998023
164	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-05-01 09:57	2026-05-05 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-CPA letter received and verified SE - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please note that this is a closed and funded file. A CPA letter dated 04/XX/2026 was obtained and included in the file, which satisfies the third-party VOE requirement. The loan closed on 04/XX/2026, and the CPA letter falls within the required 10-day timeframe prior to closing.

This document was uploaded to your system and available for review prior to closing.

Based on the above, the required documentation was provided, meets guideline requirements, and was in the file prior to funding. Accordingly, this finding appears to be invalid, and we respectfully request that it be cleared. - Seller-05/XX/2026

Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please note that this is a closed and funded file. A CPA letter dated 04/XX/2026 was obtained and included in the file, which satisfies the third-party VOE requirement. The loan closed on 04/XX/2026, and the CPA letter falls within the required 10-day timeframe prior to closing.

This document was uploaded to your system and available for review prior to closing.

Based on the above, the required documentation was provided, meets guideline requirements, and was in the file prior to funding. Accordingly, this finding appears to be invalid, and we respectfully request that it be cleared. - Seller-05/XX/2026

																									Resolved-CPA letter received and verified SE - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8997527
164	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-05-01 09:57	2026-05-05 13:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter that confirms expense factor, time of S/E and ownership % - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached CPA letter that was uploaded to your system. - Seller-05/XX/2026 Open-Borrower 1 CPA Letter Missing / must verify number of years of self employment, expense factor, and % of ownership interest. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached CPA letter that was uploaded to your system. - Seller-05/XX/2026	Resolved-Received CPA letter that confirms expense factor, time of S/E and ownership % - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 695 Required is 660 Borrower has 695 Qualifying DTI below maximum allowed - .Required is 50 Borrower has 18 Required is 50 Borrower has 18 LTV is less than guideline maximum - .Required is 85 Borrower has 69.64 Required is 85 Borrower has 69.64		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8997528
180	XX		XX	B	B	A	A	B	B	A	A	Closed	FCOM1353	2026-04-30 12:40	2026-04-30 12:40	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ----- ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ----- ROR Form H8 is acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 752 Required is 660 Borrower has 752 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 8.15 Required is 50 Borrower has 8.15 LTV is less than guideline maximum - Max LTV is 80 Borrower has 69.75 Required is 80 Borrower has 69.75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	8974151
185	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated
222	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-05-01 11:30	2026-05-05 12:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOI and amount match matches worksheet - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. please see attached HOI for XX matches TPR worksheet - Seller-05/XX/2026 Open-1. Property 3e: Provide complete HOI policy, file contained invoice only. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached HOI for XX matches TPR worksheet - Seller-05/XX/2026	Resolved-Received HOI and amount match matches worksheet - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.53 Required is 50 Borrower has 12.53 LTV is less than guideline maximum - Required is 85 Borrower has 55.7 Required is 85 Borrower has 55.7		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	9000388
222	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-04-30 14:21	2026-05-05 07:40	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LOE that loan locked 04/XX/2026 decrease in fees was not included on COC. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. THE LOAN WAS LOCKED- CD PROVIDED. THIS CHANGED THE LENDER CREDIT TO $19683.00- THIS WAS NOT INCLUDED ON THE COC
ON THE CLOSING CD- CD PROVIDED- THE LENDER CREDIT INCREASE TO $20141.00. THE LOAN WAS RELOCKED. THIS WAS NOT INCLUDED ON THE COC
I HAVE INCLUDED THE LOCK - Seller-05/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20,141.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($20,724.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $20,724.00 to $20,141.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $583.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. THE LOAN WAS LOCKED- CD PROVIDED. THIS CHANGED THE LENDER CREDIT TO $19683.00- THIS WAS NOT INCLUDED ON THE COC ON THE CLOSING CD- CD PROVIDED- THE LENDER CREDIT INCREASE TO $20141.00. THE LOAN WAS RELOCKED. THIS WAS NOT INCLUDED ON THE COC I HAVE INCLUDED THE LOCK - Seller-05/XX/2026	Resolved-Received LOE that loan locked 04/XX/2026 decrease in fees was not included on COC. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.53 Required is 50 Borrower has 12.53 LTV is less than guideline maximum - Required is 85 Borrower has 55.7 Required is 85 Borrower has 55.7		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	8976618
179	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
149	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-04-30 14:39	2026-05-06 11:46	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received written explanation that broker fee increase due to loan amount increase, not listed on COC. Finding Resolved. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. There was an increase in the loan amount from XX to $XX k. This will cause the borrower paid comp to increase. See attached COC showing the loan amount change.  - Seller-05/XX/2026
																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,010.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $2,010.00 (Mortgage Broker Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2,010.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Years; Expiration Date: 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. There was an increase in the loan amount from XX to $xx k. This will cause the borrower paid comp to increase. See attached COC showing the loan amount change. - Seller-05/XX/2026	Resolved-Received written explanation that broker fee increase due to loan amount increase, not listed on COC. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 9.57 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.69 Required is 50 Borrower has 39.69		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8977122
167	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other
200	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-05-01 12:27	2026-05-27 10:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-5/27 - received Drive Fraud report with most recent run 05/XX/2026 1000 pass. UDM reflects city pay increase $1208 05/XX/2026 - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached updated 1003 reflecting the increase in CitiBank debt - Seller-05/XX/2026

Counter-Received Fraud Report dated 4/20 however it discloses that the UDM is not started. Finding remains - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached 4.20 DataVerify is within the 10 days of note closing date 4.23 - Seller-05/XX/2026

																							Open-Borrower 1 Gap Credit Report is Missing Provide missing Gap/UDM report dated within 10 days of closing date. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached updated 1003 reflecting the increase in XX debt - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached 4.20 DataVerify is within the 10 days of note closing date 4.23 - Seller-05/XX/2026	Resolved-5/27 - received Drive Fraud report with most recent run 05/XX/2026 1000 pass. UDM reflects city pay increase $1208 05/XX/2026 - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.49 LTV is less than guideline maximum - Required is 80 Borrower has 33.5		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9002124
200	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-05-01 12:07	2026-05-05 12:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter, he states that business has been opened over 2 years and that borrower owns 100% as over 2024 - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached 4.6 CPA Letter 100% owner - Seller-05/XX/2026 Open-Borrower 1 CPA Letter Missing Provide missing CPA letter verifying borrower's ownership percentage and length of time in business. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached 4.6 CPA Letter 100% owner - Seller-05/XX/2026	Resolved-Received CPA letter, he states that business has been opened over 2 years and that borrower owns 100% as over 2024 - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 13.49 LTV is less than guideline maximum - Required is 80 Borrower has 33.5		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9001693
205	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-01 13:27	2026-05-22 11:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received property tax bill and HOI for 3c, also revised 1003/1008 with new figures. $749.98 ( $7250.77 prop tax/yr + $1749 hoi premium/yr / 12 = $749.98) - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026
Counter-Final 1003 shows monthly payment of $8025.67, please provide documents to support this amount. Per the documents in file monthly debt is $749.98, if this amount is correct provide updated 1003/1008 - Due Diligence Vendor-05/XX/2026
Ready for Review-Lender notes property 3c. REO XX, No mtg - free and clear per HOI shows no Loss payee / no Mortgagee, Taxes per Property tax bill $7,250.77 / $604.23, HOI $1,749 / $145.75 - Seller-05/XX/2026
																							Open-Provide third party verification of PITiA payment for property 3c. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026 Ready for Review-Lender notes property 3c. REO XX, No mtg - free and clear per HOI shows no Loss payee / no Mortgagee, Taxes per Property tax bill $7,250.77 / $604.23, HOI $1,749 / $145.75 - Seller-05/XX/2026	Resolved-Received property tax bill and HOI for 3c, also revised 1003/1008 with new figures. $749.98 ( $7250.77 prop tax/yr + $1749 hoi premium/yr / 12 = $749.98) - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 784 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 35.33		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9003545
205	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1254	2026-05-01 11:48	2026-05-05 12:27	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Title Supplement reflecting #xxx been eliminated - Due Diligence Vendor-05/XX/2026 Ready for Review-Please see attached shows Title supplement item 6 is eliminated - Seller-05/XX/2026 Open-Property Title Issue Title exception. #xxxrify title company is in receipt of of evidence satisfactory to them that the indebtedness and/or obligations secured by said deed of trust have been satisfied. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please see attached shows Title supplement item 6 is eliminated - Seller-05/XX/2026	Resolved-Received Title Supplement reflecting #xxx been eliminated - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - . Required is 80 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 784 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 35.33		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9001109
181	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-05-01 13:54	2026-05-27 16:45	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit findings have been resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Please clear  - Seller-05/XX/2026

Counter-Pending Missing documented findings.  - Due Diligence Vendor-05/XX/2026

Ready for Review-please clear with items provide on each of the concerns  - Seller-05/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing the CPA Letter and the Self Employment Business Narrative confirming the borrower's self-employment per the guidelines. Upon receipt additional information maybe required.
																							Missing the housing payment history for the mortgages XX for properties 3e & 3f. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please clear - Seller-05/XX/2026 Ready for Review-please clear with items provide on each of the concerns - Seller-05/XX/2026	Resolved-Credit findings have been resolved. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9004111
181	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-01 14:13	2026-05-27 16:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA verification. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see HOA Bills as proof of HOA fees for properties 3c,3d,3e,3f & 3g for all REOs as requested. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Open-Missing proof of HOA fees for properties 3c,3d,3e,3f & 3g these all appear to be condos. Upon receipt additional conditions maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see HOA Bills as proof of HOA fees for properties 3c,3d,3e,3f & 3g for all REOs as requested. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026	Resolved-Received HOA verification. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9004517
181	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-05-01 13:26	2026-05-27 16:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received tax preparer letter. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution.  Lender notes NON QM allows either: The letter must be signed by an "IRS Enrolled Agent (EA)", which is not a license driven but still a viable Tax preparer. The license require is considered met with the EA verified as listed with the IRS agents.  Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-Received CPA letter. Guideline indicate the license number must be provided and Third Party verification that the business in in existence and in good standing is required. Finding remains - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. March 30th, 2026  CPA Letter is less than 60 days from the 4.XX.2026 Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/XX/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for the borrower prior to closing. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes NON QM allows either: The letter must be signed by an "IRS Enrolled Agent (EA)", which is not a license driven but still a viable Tax preparer. The license require is considered met with the EA verified as listed with the IRS agents. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
 Ready for Review-Document Uploaded. March 30th, 2026  CPA Letter is less than 60 days from the 4.XX.2026 Note close date, meets requirement - current existence of the business within 60 days of the note date. - Seller-05/XX/2026
																									Resolved-Received tax preparer letter. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9003520
181	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-05-01 13:26	2026-05-27 16:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received tax preparer letter. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution.  Lender notes NON QM allows either: The letter must be signed by an "IRS Enrolled Agent (EA)", which is not a license driven but still a viable Tax preparer. The license require is considered met with the EA verified as listed with the IRS agents.  Please expedite this to be cleared as soon as possible - Seller-05/XX/2026

Counter-Received CPA letter. 1. Guideline indicate CPA letter must include the license number and Third Party verification that the business in in existence and in good standing is required. 2.  Business Narrative was not provided. Finding remains. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached CPA Letter verifies 100% owner and said business formed 12.2022 - Seller-05/XX/2026

																							Open-Borrower 1 CPA Letter Missing Missing the CPA Letter and the Self Employment Business Narrative confirming the borrower's ownership percentage and time in business for self-employment per the guidelines. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes NON QM allows either: The letter must be signed by an "IRS Enrolled Agent (EA)", which is not a license driven but still a viable Tax preparer. The license require is considered met with the EA verified as listed with the IRS agents. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached CPA Letter verifies 100% owner and said business formed 12.2022 - Seller-05/XX/2026	Resolved-Received tax preparer letter. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9003521
181	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-01 13:44	2026-05-27 16:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received housing history. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached payment history for the mortgages XX for properties 3e (XX) & 3f (XX). - Seller-05/XX/2026
Counter-No document provided.  Review of Guideline 4.6 XX Non Qm 7.1.25- • For all properties, the mortgage must be rated within 45days at the time of application. If a complete 12-month mortgage history is not reported on the credit report, one of the following must be used to complete the borrower’s payment history:o Mortgage Payments
▪ VOM (Verification of Mortgage Loan payment history from the loan servicer
▪ Credit supplement
▪ Proof of mortgage payment (e.g., canceled check, ACH payment, bank transfer, etc.)
▪ For Private Mortgages, provide a fully executed VOM.  Additional findings may apply.   - Due Diligence Vendor-05/XX/2026
Ready for Review-Lender notes the housing history requirement should be considered met for the following reasons: The mortgage statements supplied for both XX accounts reflect current payment status with no evidence of late payments. There are no deferred principal balances, no deferred interest, no loss mitigation or forbearance assistance, and no reserve balances indicated on either loan. Each statement confirms that the loans are paid as agreed and currently in good standing.
While VOM forms are not available to show a month‑to‑month payment breakdown, the most recent mortgage statements provide sufficient loan term and payment status details to confirm that no 30‑day late payments have occurred on either mortgage. As such, a month‑to‑month payment history should not be required when the statements clearly demonstrate current status with no delinquency indicators.
Additionally, neither of the following mortgages is reported on the borrower’s credit report, further supporting that there is no adverse payment history to document:
Property 3e (Investment) XX XX for XX #xxxonthly Payment: $3,728.30 AND
Property 3f (Investment) XX XX for XX #xxxnthly Payment: $3,151.26.,
Given that the provided statements confirm current status with no lates, no deferred amounts, and no derogatory reporting, the documentation submitted should sufficiently satisfy the housing history requirement and should not warrant a month‑to‑month payment breakdown. - Seller-05/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing the housing payment history for the mortgages XX for properties 3e & 3f. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached payment history for the mortgages XX for properties 3e (XX) & 3f (XX). - Seller-05/XX/2026
 Ready for Review-Lender notes the housing history requirement should be considered met for the following reasons: The mortgage statements supplied for both XX accounts reflect current payment status with no evidence of late payments. There are no deferred principal balances, no deferred interest, no loss mitigation or forbearance assistance, and no reserve balances indicated on either loan. Each statement confirms that the loans are paid as agreed and currently in good standing.
While VOM forms are not available to show a month‑to‑month payment breakdown, the most recent mortgage statements provide sufficient loan term and payment status details to confirm that no 30‑day late payments have occurred on either mortgage. As such, a month‑to‑month payment history should not be required when the statements clearly demonstrate current status with no delinquency indicators.
Additionally, neither of the following mortgages is reported on the borrower’s credit report, further supporting that there is no adverse payment history to document:
Property 3e (Investment) XX Account XX for XX #xxxonthly Payment: $3,728.30 AND
Property 3f (Investment) XX Account XX for XX #xxxnthly Payment: $3,151.26.,
Given that the provided statements confirm current status with no lates, no deferred amounts, and no derogatory reporting, the documentation submitted should sufficiently satisfy the housing history requirement and should not warrant a month‑to‑month payment breakdown. - Seller-05/XX/2026
																									Resolved-Received housing history. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9003900
181	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE4805	2026-05-01 12:50	2026-05-05 14:23	Resolved	1 - Information	C	A	Credit	Eligibility	Trust/POA Does Not Meet Guideline Requirements	Resolved-Received Trust document. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-Trust/POA Does Not Meet Guideline Requirements Missing the Trust Certification. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received Trust document. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 85 Borrower has 62.35 Required is 85 Borrower has 62.35 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 732 Required is 680 Borrower has 732 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 27.54 Required is 50 Borrower has 27.54		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9002560
Dropped	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other
230	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-01 20:01	2026-05-05 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR and VOM. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-05/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements The loan application reflects the borrower rents their current primary residence for $500 per month and the 1008 indicates a VOR was obtained to verify the rental history. In addition, the borrower is paying off a mortgage for the subject property with XX Services. The loan file is missing a satisfactory housing history for the subject property and a satisfactory rental history for the borrower's primary residence. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received VOR and VOM. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 721 LTV is less than guideline maximum - Required is 80 Borrower has 69.01		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	OK	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9011707
219	XX		XX	C	B	A	A	C	B	A	A	Closed	FCOM0013	2026-04-30 16:22	2026-05-06 10:08	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Missing e-Consent. ------Please provide Borrower’s acknowledgement of e-consent - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Verified employment history exceeds guidelines - 9 years same employer On time mortgage history exceeds guideline requirement - 0x30 for 5+ years		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8979824
219	XX	XX	C	B	A	A	C	B	A	A	Closed	finding-3352	2026-04-30 16:33	2026-05-05 10:22	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/XX/2026		Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026	Verified employment history exceeds guidelines - 9 years same employer On time mortgage history exceeds guideline requirement - 0x30 for 5+ years			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	8980217
188	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-04-30 16:53	2026-07-16 13:13	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Lender credit on final CD. This .25 is a rounding issue. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached for the cure

The comp is $6256.25. The change portion of the comp will only show on the CD, not the LE.

 - Seller-05/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $210.25.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $210.25 Reinspection Fee and Mortgage Broker Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $210.25, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 04/XX/2029. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. See attached for the cure The comp is $6256.25. The change portion of the comp will only show on the CD, not the LE. - Seller-05/XX/2026	Resolved-Lender credit on final CD. This .25 is a rounding issue. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 LTV is less than guideline maximum - Required is 85 Borrower has 65		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8980861
188	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-773	2026-04-30 16:53	2026-07-16 12:57	Resolved	1 - Information	C	A	Compliance	Points & Fees	IL XXThreshold Loan Points and Fees Test	Resolved-Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. General Lender credit applied using waterfall of non FC charges, FC charge, then high-cost APL charges which resolved the points and fees testing. Finding is Resolved. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded.  - Seller-05/XX/2026
Counter-Interim interest is included in federal testing, it is not included in state testing for points and fees in XX. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. See attached- please escalate to Chauntel  - Seller-05/XX/2026
Counter-Our report bases this test on 5% of the amount financed, which is $216,519.11. Making the threshold $10,825.96, the loan data is at $10,896.75 for points and fees with a total variance of $70.79.
 - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. See attached XX. We are passing the points and fees test  - Seller-05/XX/2026
																							Open-This loan failed the threshold loan points and fees test. (XX. Code, Ch. 2 Art. V Div. 3 Subd. I Sec. 2-407(a) "Threshold loan" (2))The total points and fees of the mortgage exceed 5% of the total loan amount in the case that the loan amount is $16,000 or greater, or $800 in the case that the loan amount is less than $16,000. ----- Points and fees exceed threshold by $70.79, provide evidence of refund, LOE, PCCD and evidence of delivery to borrower(s). Statute of limitations 3 years – Expiration date 04/XX/2029. OR Lender to provide statement that they do not have a brick-and-mortar office located within the city limits of XX or within XX and they do not conduct any business with the XX or XX, IL. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. - Seller-05/XX/2026 Ready for Review-Document Uploaded. See attached- please escalate to XX - Seller-05/XX/2026 Ready for Review-Document Uploaded. See attached XX. We are passing the points and fees test - Seller-05/XX/2026	Resolved-Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. General Lender credit applied using waterfall of non FC charges, FC charge, then high-cost APL charges which resolved the points and fees testing. Finding is Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 LTV is less than guideline maximum - Required is 85 Borrower has 65		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8980859
188	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-04-30 16:53	2026-05-06 08:46	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-CD was signed at closing. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD 04/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 04/XX/2029. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026	Resolved-CD was signed at closing. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 LTV is less than guideline maximum - Required is 85 Borrower has 65		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8980858
188	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-04-30 16:53	2026-05-06 08:46	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for increase in fees. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. The loan was locked changing the lender credit from $4498 to $4134- see attached
The lock was extended changing the lender credit from $4134 to $3860.68- see attached
The lock was extended again changing the lender credit from $3860.68 to $3769.68- see attached (there was a cure for $210) - Seller-05/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,979.68) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,498.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $4,498.00 to $3,979.68 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $3,979.68, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/XX/2029. There is a COC Dated 04/XX/2029 Valid for Lender's Credit from $3860.68 to 3769.68, however Revised CD Dated 04/XX/2026 Sequence 1 is missing borrower acknowledgement. Please Provide - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. The loan was locked changing the lender credit from $4498 to $4134- see attached The lock was extended changing the lender credit from $4134 to $3860.68- see attached The lock was extended again changing the lender credit from $3860.68 to $3769.68- see attached (there was a cure for $210) - Seller-05/XX/2026	Resolved-Received COC for increase in fees. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 LTV is less than guideline maximum - Required is 85 Borrower has 65		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	IL	Primary Residence	PurXX	NA	N/A	N/A	8980860
189	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-04 09:56	2026-05-07 13:05	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit finding have been resolved. - Due Diligence Vendor-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Counter-Pending receipt of B1 VOE. - Due Diligence Vendor-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Incomplete housing history, finding added for VOR. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026	Resolved-Credit finding have been resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9021916
189	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-05-04 09:14	2026-05-07 13:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received Borrower 1 3rd Party VOE - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing B1: Provide missing lender VVOE dated within 10 days of Note date. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received Borrower 1 3rd Party VOE - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9021159
189	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1347	2026-05-04 09:14	2026-05-07 13:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received VOE for B2. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing B2: Provide missing lender VVOE dated within 10 days of Note date. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received VOE for B2. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9021160
189	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-05-04 09:36	2026-05-06 12:12	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR for B1 & B2's primary rental residence. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9021550
189	XX		XX	D	A	D	A	C	A	A	A	Closed	FCOM1978	2026-05-01 08:25	2026-05-06 09:28	Resolved	1 - Information	C	A	Compliance	TRID	Missing Intent to Proceed	Resolved-Received Intent to Proceed. Finding Resolved. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-There are fees on the final CD that are POC and borrower's signed intent to proceed is missing from file. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received Intent to Proceed. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 801 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.55		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	8995813
236	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1198	2026-05-04 07:55	2026-05-08 12:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, R/T reducing P&I by 10% or more does not require reserves. Current P&L is 5871.22, New P&L 4863.54 - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. We respectfully disagree. Reserves were not required on this loan. Borrower’s current P&I was $5,871.22.  Proposed P&I was $4,863.54 which is a payment savings  of 10% or more. Per XX Non/QM guideline, 8.7 Reserves: Reserve requirements are waived for Rate-and-Term Refinance transactions that produce a payment savings of 10% or more, superseding matrix requirements. Please see attached revised 1008.  - Seller-05/XX/2026

																							Open-Audited Reserves of 4.51 month(s) are less than Guideline Required Reserves of 6 month(s) Missing proof of sufficient funds for 6 month reserves. Upon receipt additional information maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree. Reserves were not required on this loan. Borrower’s current P&I was $5,871.22. Proposed P&I was $4,863.54 which is a payment savings of 10% or more. Per XX Non/QM guideline, 8.7 Reserves: Reserve requirements are waived for Rate-and-Term Refinance transactions that produce a payment savings of 10% or more, superseding matrix requirements. Please see attached revised 1008. - Seller-05/XX/2026	Resolved-Upon further review, R/T reducing P&I by 10% or more does not require reserves. Current P&L is 5871.22, New P&L 4863.54 - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - On time trade payments 27+ months exceed required 12 months On time mortgage history exceeds guideline requirement - On time mortgage payments 18+ months exceed required 12 months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9020078
236	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3625	2026-04-30 18:25	2026-05-06 11:41	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 05/XX/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026

																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ----- (Appraisal Fee & Credit Report Fee) in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 04/XX/2027. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026	Resolved-Received PCCD 05/XX/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - On time trade payments 27+ months exceed required 12 months On time mortgage history exceeds guideline requirement - On time mortgage payments 18+ months exceed required 12 months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8982967
236	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-47	2026-04-30 18:25	2026-05-06 11:39	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026

																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date 04/XX/2026. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - On time trade payments 27+ months exceed required 12 months On time mortgage history exceeds guideline requirement - On time mortgage payments 18+ months exceed required 12 months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8982966
236	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-05-04 07:16	2026-05-06 11:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received EA email xpl date error as well as revised letter indicating verified through the end of March 2026 - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-Borrower 1 CPA Letter Missing Missing the correct date that the borrower's financial statements were reviewed through. Currently CPA Letter reads verified through the end of March 2025, this is over a year and would not be deemed acceptable. Upon findings may be required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received EA email xpl date error as well as revised letter indicating verified through the end of March 2026 - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - On time trade payments 27+ months exceed required 12 months On time mortgage history exceeds guideline requirement - On time mortgage payments 18+ months exceed required 12 months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9019700
236	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1510	2026-04-30 17:11	2026-05-05 12:27	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT w/Legal. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description from the Deed of Trust (Mortgage). Upon receipt additional information maybe required. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received DOT w/Legal. - Due Diligence Vendor-05/XX/2026	Credit history exceeds minimum required - On time trade payments 27+ months exceed required 12 months On time mortgage history exceeds guideline requirement - On time mortgage payments 18+ months exceed required 12 months		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8981407
193	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
148	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
191	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-05 12:36	2026-05-29 13:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender provided Credit supplement dated 04/XX/2026 reflects XX 78 0x30 next due 05/XX/2026 and XX 18 0x30 next due 04/XX/2026. Note is dated 04/XX/2026. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached supplemental credit report. that was already uploaded to your system. XX ending in XXreflects a Date Last Active (DLA) of 04/XX/2026 with a monthly mortgage payment of $3,053 and current status reporting “As Agreed.”

The account reflects:

0x30
0x60
0x90

No delinquency or past due balance is reflected on the updated report. Accordingly, the borrower remained within guideline requirements of maximum 1x30x12 and 0x60x12 at closing.

Based on the updated documentation provided, no housing history issues remain outstanding. Please clear this condition and cease additional counter findings related to this item. - Seller-05/XX/2026

Counter-Please provided documentation to support the March 2026 payment was made for XX as the guidelines allow 1x30x12/0x60x12 maximum.  If the the March payment was not made the borrower will be 1x60 at closing. - Due Diligence Vendor-05/XX/2026

Ready for Review-The subject loan is a DSCR refinance transaction on a non-owner-occupied investment property. As such, underwriting was primarily based on the income-producing ability of the subject property, along with credit profile and LTV, rather than the borrower’s primary housing history.

The condition cites missing documentation for the February and March mortgage payments on the borrower’s primary residence and references a past due status. Upon review of the mortgage statement provided, the loan reflects a past due amount equal to one monthly payment of $3,053.72, indicating a single 30-day delinquency (1x30). There is no evidence of a 60-day or greater delinquency.

Per guideline section 6.7.1 (Rolling Delinquency), up to six (6) occurrences of 30-day delinquencies are considered a single event. Therefore, this instance constitutes one (1) rolling delinquency event and does not represent a pattern of material derogatory credit.

Additionally, this delinquency pertains to the borrower’s primary residence, not the subject investment property securing the DSCR loan. The subject loan remains supported by the property’s cash flow and meets DSCR program requirements.

Given the above:

The borrower does not exhibit severe or multiple delinquencies.
The delinquency is isolated and limited to a single 30-day late.
No evidence of 60+ day delinquency or material credit event is present.
The loan meets DSCR eligibility standards, where housing history is a secondary consideration.

Based on these factors, the referenced item represents a minor and non-material variance and does not impact the overall creditworthiness of the borrower or the performance risk of the subject loan. - Seller-05/XX/2026

Open-Housing History Does Not Meet Guideline Requirements . Missing proof of the Feb. and March mortgage payments paid on time for acct#xxxand acct#xxx Per Mortgage Statement acct#xxx in file there is a overage/shortage of $224.66 and is past due in the amount of $3,053.72. Additional findings may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached supplemental credit report. that was already uploaded to your system. XX mortgage account ending in XXreflects a Date Last Active (DLA) of 04/XX/2026 with a monthly mortgage payment of $3,053 and current status reporting “As Agreed.”

The account reflects:

0x30
0x60
0x90

No delinquency or past due balance is reflected on the updated report. Accordingly, the borrower remained within guideline requirements of maximum 1x30x12 and 0x60x12 at closing.

Based on the updated documentation provided, no housing history issues remain outstanding. Please clear this condition and cease additional counter findings related to this item. - Seller-05/XX/2026
 Ready for Review-The subject loan is a DSCR refinance transaction on a non-owner-occupied investment property. As such, underwriting was primarily based on the income-producing ability of the subject property, along with credit profile and LTV, rather than the borrower’s primary housing history.

The condition cites missing documentation for the February and March mortgage payments on the borrower’s primary residence and references a past due status. Upon review of the mortgage statement provided, the loan reflects a past due amount equal to one monthly payment of $3,053.72, indicating a single 30-day delinquency (1x30). There is no evidence of a 60-day or greater delinquency.

Per guideline section 6.7.1 (Rolling Delinquency), up to six (6) occurrences of 30-day delinquencies are considered a single event. Therefore, this instance constitutes one (1) rolling delinquency event and does not represent a pattern of material derogatory credit.

Additionally, this delinquency pertains to the borrower’s primary residence, not the subject investment property securing the DSCR loan. The subject loan remains supported by the property’s cash flow and meets DSCR program requirements.

Given the above:

The borrower does not exhibit severe or multiple delinquencies.
The delinquency is isolated and limited to a single 30-day late.
No evidence of 60+ day delinquency or material credit event is present.
The loan meets DSCR eligibility standards, where housing history is a secondary consideration.

Based on these factors, the referenced item represents a minor and non-material variance and does not impact the overall creditworthiness of the borrower or the performance risk of the subject loan. - Seller-05/XX/2026
																									Resolved-Lender provided Credit supplement dated 04/XX/2026 reflects XX 78 0x30 next due 05/XX/2026 and XX 18 0x30 next due 04/XX/2026. Note is dated 04/XX/2026. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Borrower has 5.38 months of reserves and zero are required. Qualifying FICO score is at least 20 points above minimum for program - FICORequired is 640 Borrower has 682. Required is 640 Borrower has 682		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9046758
147	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other
245	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-05-05 12:41	2026-05-08 11:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted to allow the loan to close with a CLTV up to 80%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a CLTV up to 80% - Seller-05/XX/2026
																							Open-Audited LTV of 79.31% exceeds Guideline LTV of 75% Per guides for cash out section 5.3 Cash-Out, if property was listed for sale within the past 3 months, the lower of the appraised value or listing price to be used. Per Appraisal, listing price was $XX. Lender appears to have used full appraisal value of $XX. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a CLTV up to 80% - Seller-05/XX/2026	Waived-Originator exception granted to allow the loan to close with a CLTV up to 80%. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 132.38 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 800 Required is 700 Borrower has 800	FICO is 20+ points above minimum required DSCR > 1.2 3+ months above minimum reserve requirement	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9046972
245	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0157	2026-05-05 12:37	2026-05-08 11:32	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Resolved-Lender provided an updated 1003 and 1008 with correct appraised value of $XX. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see corrected 1003 and 1008 with correct appraised value - Seller-05/XX/2026
																							Open-Loan does not meet guideline requirements for loans listed for sale. Per guides for cash out section 5.3 Cash-Out, if property was listed for sale within the past 3 months, the lower of the appraised value or listing price to be used. Per Appraisal, listing price was $XX. Lender appears to have used full appraisal value of $XX. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see corrected 1003 and 1008 with correct appraised value - Seller-05/XX/2026	Resolved-Lender provided an updated 1003 and 1008 with correct appraised value of $XX. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 132.38 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 800 Required is 700 Borrower has 800		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	9046782
244	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	ND	Investment	Refinance	Cash Out - Other
146	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-05-05 15:30	2026-05-08 13:08	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-prior purXX date 01/XX/2026 = 92 days from Note dated 04/XX/2026. Audited LTV of 79.17% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. We respectfully disagree. The subject property was originally purXXd all cash on 01/XX/2026 and the loan funded on 04/XX/2026, satisfying the 3-month/90-day seasoning requirement for a standard cash-out refinance transaction.  The appraised value of $XX was used for LTV purposes based on the seasoned cash-out refinance eligibility. Please see attached 1008 correcting the Delayed Financing notation. - Seller-05/XX/2026
																							Open-Audited LTV of 108.57% exceeds Guideline LTV of 80% Delayed financing. LTV based on the lesser of appraised value or purXX price with cost of improvements. Provide cost of improvements to adjust LTV within guidelines. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree. The subject property was originally purXXd all cash on 01/XX/2026 and the loan funded on 04/XX/2026, satisfying the 3-month/90-day seasoning requirement for a standard cash-out refinance transaction. The appraised value of $XX was used for LTV purposes based on the seasoned cash-out refinance eligibility. Please see attached 1008 correcting the Delayed Financing notation. - Seller-05/XX/2026	Resolved-prior purXX date 01/XX/2026 = 92 days from Note dated 04/XX/2026. Audited LTV of 79.17% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - min 6, actual 104.53 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 794		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	9050995
Dropped	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-05 16:55	2026-05-18 14:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender provided a VOM from XX and XX (DBA) which has verified the monthly payment as $7,326 and confirms no late payments since loans inception meeting the DSCR requirements "as is". No further documentation is required. - Due Diligence Vendor-05/XX/2026

Ready for Review-Lender notes the VOM provided is from XX and XX (DBA) which have verified the monthly payment as $7,326, this meets the DSCR requirements "as is". No further documentation is required, please clear  - Seller-05/XX/2026

Counter-VOM provided reflect a P&I payment of $7,326.00, however the payment history on the Payoff statement does not reflect any monthly payments. Please provided documentation to support no payments required.  - Due Diligence Vendor-05/XX/2026

Ready for Review-please clear VOM reflects paid as agreed for the private mortgage for the subject property. no further docs needed  - Seller-05/XX/2026

Counter-Received VOM, reflecting origination date 06/XX/2025, original mortgage $293,040, current balance $312,027 and P&I payment amount $7,326. Payoff reflects interest and extension fees,  extension fees applied Dec-2025 to April 2026. Please provide the terms of the loan/Promissory Note. Additional conditions may apply.  - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-05/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements . Provide a VOM paid as agreed for the private mortgage for the subject property. (need evidence of the monthly payments). Payoff reflects deferred fees. - Due Diligence Vendor-05/XX/2026	Ready for Review-Lender notes the VOM provided is from XX and XX (DBA) which have verified the monthly payment as $7,326, this meets the DSCR requirements "as is". No further documentation is required, please clear - Seller-05/XX/2026 Ready for Review-please clear VOM reflects paid as agreed for the private mortgage for the subject property. no further docs needed - Seller-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Lender provided a VOM from XX and XX (DBA) which has verified the monthly payment as $7,326 and confirms no late payments since loans inception meeting the DSCR requirements "as is". No further documentation is required. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 723. Required is 680 Borrower has 723 On time mortgage history exceeds guideline requirement - On Time Mortgage History = 31 Months Required = 12 months		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9052946
Dropped	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-05-05 15:15	2026-05-18 14:50	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Reserve requirements are waived as this is a Rate-And-Term Refinance where the transaction results in a reduction to the monthly principal and interest payment by 10% or greater (VOM provided reflect a P&I payment of $7,326.00 and qualifying P&I is $2,040.83) - Due Diligence Vendor-05/XX/2026
Ready for Review-Reserves @ 6/mo reserves waived as the P&I decreasing 10%. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-VOM provided reflect a P&I payment of $7,326.00, however the payment history on the Payoff statement does not reflect any monthly payments. Pending receipt of the terms of the loan being paid off.  - Due Diligence Vendor-05/XX/2026
Ready for Review-please clear  - Seller-05/XX/2026
Counter-Pending review of prior loan terms/promissory note.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Lender notes New $2,040.83 P&I payment is less than prior P&I $7,326 @ 90% = $6,593.4, loan meets DSCR Guideline section 7.3 - Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. - Seller-05/XX/2026
Open-Audited Reserves of 1.09 month(s) are less than Guideline Required Reserves of 6 month(s) Per guidelines, reserves can be waived if new P&I payment is at least 10% lower than prior P&I on a rate and term refi. However, there is no documentation in file to determine the prior P&I payment.
																							- Due Diligence Vendor-05/XX/2026	Ready for Review-Reserves @ 6/mo reserves waived as the P&I decreasing 10%. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Ready for Review-please clear - Seller-05/XX/2026 Ready for Review-Document Uploaded. Lender notes New $2,040.83 P&I payment is less than prior P&I $7,326 @ 90% = $6,593.4, loan meets DSCR Guideline section 7.3 - Reserve requirements are waived for Rate-And-Term Refinance transactions when the transaction results in a reduction to the monthly principal and interest payment by 10% or greater. - Seller-05/XX/2026	Resolved-Reserve requirements are waived as this is a Rate-And-Term Refinance where the transaction results in a reduction to the monthly principal and interest payment by 10% or greater (VOM provided reflect a P&I payment of $7,326.00 and qualifying P&I is $2,040.83) - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 723. Required is 680 Borrower has 723 On time mortgage history exceeds guideline requirement - On Time Mortgage History = 31 Months Required = 12 months		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9050679
Dropped	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE7347	2026-05-05 16:49	2026-05-06 09:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease not required 5% LTV reduction for vacant property per Matrix override the guidelines. - Due Diligence Vendor-05/XX/2026 Open-Missing Lease Agreement. Provide copy of a fully executed Lease Agreement. Guideline require on a refinance . - Due Diligence Vendor-05/XX/2026		Resolved-Lease not required 5% LTV reduction for vacant property per Matrix override the guidelines. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 723. Required is 680 Borrower has 723 On time mortgage history exceeds guideline requirement - On Time Mortgage History = 31 Months Required = 12 months			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9052636
187	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-05-04 13:45	2026-05-11 08:43	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LOE that lock extension was done for closing affecting the lender credit. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,966.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,995.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $4,995.25 to $4,966.25 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $4,966.25, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is 04/XX/2029. Please provide valid COC for decreases - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026	Resolved-Received LOE that lock extension was done for closing affecting the lender credit. Finding Resolved. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.27 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9027966
187	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-05-06 10:03	2026-05-08 15:28	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received the missing info for 3d - Due Diligence Vendor-05/XX/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Finding added for missing escrow docs on Property 3d, affecting DTI. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-05/XX/2026	Resolved-Received the missing info for 3d - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.27 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.53			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9062587
187	XX		XX	D	A	D	A	C	A	A	A	Closed	FCRE2393	2026-05-06 09:53	2026-05-08 15:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Received evidence of insurance for 3d as well as HOA. Revised 1003/1008 with rectified net rental income/loss for 3d. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Property 3d: Provide docs to verify HO6 coverage with premium listed and provide recent HOA statement. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received evidence of insurance for 3d as well as HOA. Revised 1003/1008 with rectified net rental income/loss for 3d. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Required is 80 Borrower has 62.27 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9062414
221	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CO	Investment	Refinance	Cash Out - Other
211	XX	XX	C	B	C	A	C	A	C	B	Closed	FCRE1506	2026-05-06 12:11	2026-05-20 09:54	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received corrected 1008 and 1003 with income states below. The Final Reviewed QM Status is acceptable . - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Lender notes 1003 is updated to reflect the income worksheet calculation for total income of $39,220.34  - Seller-05/XX/2026
Counter-ATR QM status remain pending. Income worksheets reflect SE $36,828.99 ( $29,755.05 + $7073.94)  + caregiver wages $2391.35( $2391.35) = $39,220.36 however 1003/1008 reflect $37,614.98 and + caregiver wages $2391.35( $2391.35), SE includes additional $785.99 please review, revise 1003/1008 and resubmit.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Lender notes 1003 is updated to reflect the income worksheet calculation - Seller-05/XX/2026
																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Status is pending due to income. Audit reviewed lender provided income on Final 1003. Self Employment Income = $36,829.01 ($29755.05 + $7073.96). Wage Income forXXin the amount of $2391.35 for 2 separate clients borrower provides services for ($1129.88 + $1261.47). However, Final 1003 also reflects $1278.55 additional income, of which no documentation has been provided for. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Lender notes 1003 is updated to reflect the income worksheet calculation for total income of $39,220.34 - Seller-05/XX/2026 Ready for Review-Document Uploaded. Lender notes 1003 is updated to reflect the income worksheet calculation - Seller-05/XX/2026	Resolved-Received corrected 1008 and 1003 with income states below. The Final Reviewed QM Status is acceptable . - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 85 Borrower has 73.25		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9066040
211	XX	XX	C	B	C	A	C	A	C	B	Closed	finding-3532	2026-05-04 14:35	2026-05-14 09:41	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Received esigned copy of CD. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026

																							Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"UXX First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. ----- Initial CD 04/XX/2026 is not signed and there is no evidence in file to determine if it was provided to borrower at least three days prior to closing date of 04/XX/2026. Statute of Limitations 3 years- Expiration date is 04/XX/2029. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-05/XX/2026	Resolved-Received esigned copy of CD. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 85 Borrower has 73.25		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9028908
211	XX		XX	C	B	C	A	C	A	C	B	Closed	FVAL1039	2026-05-06 12:19	2026-05-11 11:10	Resolved	1 - Information	C	A	Property	Value	Appraised value unsupported	Resolved-Desk review support value with 0% variance. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached CDA supports $XX Value - Seller-05/XX/2026 Open-Per guides, if the AVM or enhanced desk review reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal. Neither has been provided in file. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached CDA supports XX Value - Seller-05/XX/2026	Resolved-Desk review support value with 0% variance. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 85 Borrower has 73.25		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9066253
211	XX	XX	C	B	C	A	C	A	C	B	Closed	FPRO9876	2026-05-06 10:54	2026-05-11 11:03	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-Finding remains as Non Material due to the file containing 2 secondary valuation products not supporting the original appraised value. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached CDA supports $xx Value - Seller-05/XX/2026
Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. If the AVM or enhanced desk review reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal
▪ These may not be from the same appraiser or appraisal company as the original report but may be ordered from the same AMC (Appraisal Management Company)
▪ AVM must include an FSD score within 90%.
																							- Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached CDA supports XX Value - Seller-05/XX/2026	Waived-Finding remains as Non Material due to the file containing 2 secondary valuation products not supporting the original appraised value. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 85 Borrower has 73.25		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9063854
226	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
231	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-05-06 14:41	2026-05-11 14:12	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Please see attached VOR no lates since 9.2024 - Seller-05/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The borrower's state they rent their current residence for 1 year and 6 months and pay in rent $2,050. However, the loan file is missing a satisfactory 12 month housing history. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached VOR no lates since 9.2024 - Seller-05/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 815 LTV is less than guideline maximum - Required is 85 Borrower has 43.89		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	90XX6
231	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1180	2026-05-06 12:41	2026-05-11 13:49	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-Received HOI policy. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Lender notes the Walls in coverage is included in the HOA Master policy and an individual HO-6 is not required however the borrower chose to obtain the HO-6 coverage and is used in the qualifying ratios. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026 Open-HO-6 Insurance Policy is Missing A review of the loan file reflects that the loan file is missing the borrower's HO-6 policy which reflects an annual premium of $2,310.96. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Lender notes the Walls in coverage is included in the HOA Master policy and an individual HO-6 is not required however the borrower chose to obtain the HO-6 coverage and is used in the qualifying ratios. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026	Resolved-Received HOI policy. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 815 LTV is less than guideline maximum - Required is 85 Borrower has 43.89		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	9066757
231	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-06 13:57	2026-05-11 13:46	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. please see attached VOR shows no lates, since 9.2024 - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements The borrower's state they rent their current residence for 1 year and 6 months and pay in rent $2,050. However, the loan file is missing a satisfactory 12 month housing history. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached VOR shows no lates, since 9.2024 - Seller-05/XX/2026	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 815 LTV is less than guideline maximum - Required is 85 Borrower has 43.89		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	PurXX	NA	N/A	N/A	9068265
168	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-05-06 10:19	2026-05-11 10:37	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. please see attached VOM and most recent mortgage statement shows no lates - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing mortgage history for subject property. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached VOM and most recent mortgage statement shows no lates - Seller-05/XX/2026	Resolved-Received VOM 0x30. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 742 which exceeds the minimum of 720 Required is 720 Borrower has 742 DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.581 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.581		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	Cash Out - Other	N/A	N/A	9062946
152	XX		XX	B	B	A	A	B	B	A	A	Closed	FCOM1353	2026-05-05 09:16	2026-05-05 09:16	Waived	2 - Non-Material	B	B	Compliance	Disclosure	Incorrect ROR Form Type selected	Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material findings - Due Diligence Vendor-05/XX/2026		Waived-The Incorrect ROR Form Type is selected in light of the Same Creditor or Lender Affiliate Refinance (The Right to Cancel Form Model is 'H8 (New Creditor)' and the Same Creditor or Lender Affiliate Refinance selection is 'Yes'). ROR Form H8 acceptable in place of H9 form. Finding is deemed non-material. Originator waiver applied to non-material findings - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 38.71%. Required is 50 Borrower has 38.71 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 730. Required is 680 Borrower has 730 LTV is less than guideline maximum - LTV Required is 80% Borrower has 69.45%. Required is 80 Borrower has 69.45			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9041623
223	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	TX	Primary Residence	Refinance	Cash Out - Other
220	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE5790	2026-05-07 15:10	2026-05-14 15:03	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received credit refresh dated 05/XX/2026 no new debt, no new inquiries. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date) - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received credit refresh dated 05/XX/2026 no new debt, no new inquiries. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 37.02 Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 796 LTV is less than guideline maximum - . Required is 85 Borrower has 59.9		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9091655
220	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE5791	2026-05-07 15:10	2026-05-14 15:03	Resolved	1 - Information	C	A	Credit	Closing	Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received credit refresh dated 05/XX/2026 no new debt, no new inquiries. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Borrower 2 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 2 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date) - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received credit refresh dated 05/XX/2026 no new debt, no new inquiries. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 37.02 Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 796 LTV is less than guideline maximum - . Required is 85 Borrower has 59.9		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9091656
220	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-05-07 15:11	2026-05-11 13:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received documentation for HOA dues - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Missing 3rd party verification of monthly HOA dues on investment property 3b - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received documentation for HOA dues - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 37.02 Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 796 LTV is less than guideline maximum - . Required is 85 Borrower has 59.9		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9091682
203	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-05-06 14:16	2026-05-15 11:53	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded.  - Seller-05/XX/2026

Counter-Received rebuttal for total amount of fees. 0% tolerance is a fee by fee basis. The credit report increased on CD 04/XX/2026 by $3.99. Finding remains. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Now that the fees have been moved. Please rerun as I don't see a cure. See attached  - Seller-05/XX/2026

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $3.99.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $3.99 (Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $XX.xx, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 04/XX/2029.

																							- Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. - Seller-05/XX/2026 Ready for Review-Document Uploaded. Now that the fees have been moved. Please rerun as I don't see a cure. See attached - Seller-05/XX/2026	Cured------Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.76%. Required is 50 Borrower has 25.76 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 710. Required is 680 Borrower has 710 LTV is less than guideline maximum - LTV Required is 85% Borrower has 52%. Required is 85 Borrower has 52		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9068748
203	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1205	2026-05-08 14:34	2026-05-12 14:36	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-OFAC Check Not Completed and/or Cleared - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received updated Fraud Report, OFAC Check Completed and Cleared - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.76%. Required is 50 Borrower has 25.76 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 710. Required is 680 Borrower has 710 LTV is less than guideline maximum - LTV Required is 85% Borrower has 52%. Required is 85 Borrower has 52		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9111790
203	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-05-06 14:16	2026-05-11 14:38	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. The fees were in the wrong block. Please see attached - Seller-05/XX/2026

																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,999.17) exceed the comparable charges ($202.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Abstract / Title Search Fee, Lender's Title Insurance Policy, Settlement or Closing Fee, Title Service Fee) increased by $1,776.97 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,776.97 post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: 04/XX/2029. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. The fees were in the wrong block. Please see attached - Seller-05/XX/2026	Resolved-Received PCCD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 25.76%. Required is 50 Borrower has 25.76 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 710. Required is 680 Borrower has 710 LTV is less than guideline maximum - LTV Required is 85% Borrower has 52%. Required is 85 Borrower has 52		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9068751
177	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1202	2026-05-08 12:20	2026-05-12 17:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received Fraud/Drive report last score 05/XX/2026 1000 pass. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026 Open-Third Party Fraud Report Partially Provided Missing the Fraud Report with an acceptable score and all alerts cleared, as well as all parties to the transaction pulled on the LPA (Limited Participant Analysis) including but not limited to the Appraiser and Settlement Agent/ Title . Upon receipt additional conditions may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026	Resolved-Received Fraud/Drive report last score 05/XX/2026 1000 pass. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 70 Borrower has 58.59 Required is 70 Borrower has 58.59 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 13.77 Required is 50 Borrower has 13.77		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9108991
177	XX		XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-05-08 12:19	2026-05-12 17:05	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. 6 mo since origination. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing the housing history on the subject property. Upon receipt additional conditions maybe required. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received VOM 0x30. 6 mo since origination. - Due Diligence Vendor-05/XX/2026	LTV is less than guideline maximum - Max LTV is 70 Borrower has 58.59 Required is 70 Borrower has 58.59 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 13.77 Required is 50 Borrower has 13.77		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9108968
154	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-05-08 15:04	2026-05-12 15:07	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached Final DV - LPA -Appraiser and Appraisal Company. No matches found. Please clear this finding. - Seller-05/XX/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Appraiser and Appraisal Company were not loa participant analysis. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached Final DV - LPA -Appraiser and Appraisal Company. No matches found. Please clear this finding. - Seller-05/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	9112321
209	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-05-11 11:19	2026-05-14 12:42	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit and Compliance findings have been resolved. - Due Diligence Vendor-05/XX/2026 Ready for Review-Please clear - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing conditions. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please clear - Seller-05/XX/2026	Resolved-Credit and Compliance findings have been resolved. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9129798
209	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-05-08 03:19	2026-05-14 08:28	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/XX/2026		Waived-Originator waiver applied to non-material finding. File contains appraisal and escrows and is compliant with HPML requirements. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	9098697
209	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3540	2026-05-08 03:19	2026-05-14 08:28	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received signed cd. Finding Resolved. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-05/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 04/XX/2026 (3) is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 04/XX/2029. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026	Resolved-Received signed cd. Finding Resolved. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9098688
209	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-05-08 03:19	2026-05-14 08:28	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached LE - Seller-05/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $9,561.84.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $9,561.84 (Points - Loan Discount Fee, Underwriting Fee, Appraisal Fee, Credit Report Fee, Flood Certification - Single Charge or Life of Loan, Tax Service Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $9,561.84, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Years; Expiration Date: 04/XX/2029. This Finding was Triggered due to Initial LE Not Being Present - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. See attached LE - Seller-05/XX/2026	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9098692
209	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-05-08 03:19	2026-05-14 08:28	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Recording fees disclosed on the initial LE $375. Remained the same through the life of the loan. See attached initial LE - Seller-05/XX/2026

																							Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($375.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Recording Fee) increased by $375.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $375.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Years; Expiration Date: 04/XX/2029. This Finding was Triggered due to Initial LE Not Being Present - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Recording fees disclosed on the initial LE $375. Remained the same through the life of the loan. See attached initial LE - Seller-05/XX/2026	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9098695
209	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3515	2026-05-08 03:19	2026-05-14 08:28	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. Application date is 3/23- please see attached  - Seller-05/XX/2026

																							Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date 03/XX/2026. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date 04/XX/2027 - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Application date is 3/23- please see attached - Seller-05/XX/2026	Resolved-Received initial LE 03/XX/2026.Finding Resolved - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9098696
209	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1204	2026-05-11 06:34	2026-05-13 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received Fraud/Drive report last run 05/XX/2026 1000 pass with all required participants. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-Fraud Report Shows Uncleared Alerts Uncleared alert on Fraud Report and no score present. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received Fraud/Drive report last run 05/XX/2026 1000 pass with all required participants. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9124524
209	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1205	2026-05-11 08:38	2026-05-13 15:49	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud/Drive report last run 05/XX/2026 1000 pass with all required participants. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026 Open-OFAC Check Not Completed and/or Cleared for Appraiser. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-05/XX/2026	Resolved-Received Fraud/Drive report last run 05/XX/2026 1000 pass with all required participants. - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9125957
209	XX		XX	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-05-11 06:31	2026-05-13 15:45	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30. next due 05/XX/2026 - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and reviewed for delinquencies in the last 12months. Missing verification of mortgage payments on subject/primary. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. please see attached - Seller-05/XX/2026	Resolved-Received VOM 0x30. next due 05/XX/2026 - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 17.68 months. Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	9124480
229	XX	XX	D	B	D	A	C	B	A	A	Closed	finding-3635	2026-05-11 13:45	2026-05-20 10:23	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-05/XX/2026

Counter-Settlement fee and Recording Fee changed by more than 10% tolerance. Initial disclosure was $1023.00, 10% tolerance allows for increase to $1125.30.  Settlement, Courier and Recording fees increased to $1543.00 on Final CD. The Difference if the 10% tolerance of $417.70.  Finding Remains. - Due Diligence Vendor-05/XX/2026

Ready for Review-Document Uploaded. See attached rebuttal  - Seller-05/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,543.00) exceed the comparable charges ($1,023.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Settlement Fee) increased by $945 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $417.70, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date.  Statute of Limitations - 3 Year(s); Expiration Date: 05/XX/2029.
																							- Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-05/XX/2026 Ready for Review-Document Uploaded. See attached rebuttal - Seller-05/XX/2026	Cured------Received PCCD 05/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 741 which exceeds the minimum of 660 Required is 660 Borrower has 741 Qualifying DTI below maximum allowed - DTI of 28.37% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.37		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9133733
229	XX		XX	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-05-11 21:11	2026-05-13 16:05	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached Primary verification of rents shows never late - Seller-05/XX/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Unable to verify ability to repay as verification of rent is missing. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached Primary verification of rents shows never late - Seller-05/XX/2026	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 741 which exceeds the minimum of 660 Required is 660 Borrower has 741 Qualifying DTI below maximum allowed - DTI of 28.37% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.37		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9143309
229	XX		XX	D	B	D	A	C	B	A	A	Closed	FPRO1255	2026-05-11 13:38	2026-05-13 16:02	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received FNMA CPA approval with no requirements. - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Lender notes Condo Questionnaire Is NOT Required per FNMA when Project Has an Active CPM “Approved by Fannie Mae” Status, the project is already approved in Condo Project Manager™ (CPM) - Seller-05/XX/2026 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Missing condo questionnaire for project - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Lender notes Condo Questionnaire Is NOT Required per FNMA when Project Has an Active CPM “Approved by Fannie Mae” Status, the project is already approved in Condo Project Manager™ (CPM) - Seller-05/XX/2026	Resolved-Received FNMA CPA approval with no requirements. - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 741 which exceeds the minimum of 660 Required is 660 Borrower has 741 Qualifying DTI below maximum allowed - DTI of 28.37% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.37		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9133557
229	XX		XX	D	B	D	A	C	B	A	A	Closed	FCRE1440	2026-05-11 20:53	2026-05-13 16:00	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Subject XX property is a PurXX, no such VOR is required for PurXX of subject. Please see attached renting XX verification of rents shows never late - Seller-05/XX/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrower's subject property. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Subject UNIT H2710 property is a PurXX, no such VOR is required for PurXX of subject. Please see attached renting Primary Unit 1712 verification of rents shows never late - Seller-05/XX/2026	Resolved-Received VOR - Due Diligence Vendor-05/XX/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 741 which exceeds the minimum of 660 Required is 660 Borrower has 741 Qualifying DTI below maximum allowed - DTI of 28.37% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 28.37		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	PurXX	NA	N/A	N/A	9143197
210	XX		XX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-05-12 10:54	2026-05-14 11:53	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received signed ACH form - Due Diligence Vendor-05/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026 Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-05/XX/2026	Resolved-Received signed ACH form - Due Diligence Vendor-05/XX/2026	Months Reserves exceed minimum required - 44 months reserves verified exceeds 0 required. DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.205 Required is 0.8 Borrower has 1.205		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	PurXX	NA	N/A	N/A	9151648
233	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	DC	Investment	PurXX	NA
232	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	DC	Investment	PurXX	NA